File Nos. 33-42431
                                                                    811-6395
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]

     Pre-Effective Amendment No.                                      [  ]

     Post-Effective Amendment No. 14                                  [ X ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]

     Amendment No. 14                                                 [ X ]

                     (Check appropriate box or boxes.)

                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
             (Exact Name of Registrant as Specified in Charter)

          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                          New York, New York 10166
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----

      X   on June 1, 1999 pursuant to paragraph (b)
     ----

          60 days after filing pursuant to paragraph (a)(i)
     ----
          on   (date)   pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS June 1, 1999

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1


Dreyfus Cash Management                                                   2


Dreyfus Cash Management Plus                                              4


Dreyfus Government
Cash Management                                                           6


Dreyfus Government Prime
Cash Management                                                           8


Dreyfus Treasury Cash Management                                         10


Dreyfus Treasury Prime
Cash Management                                                          12


Dreyfus Tax Exempt
Cash Management                                                          14


Dreyfus Municipal
Cash Management Plus                                                     16


Dreyfus New York Municipal
Cash Management                                                          18


Management                                                               20


Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------


Account Policies                                                         26


Distributions and Taxes                                                  28


Services for Fund Investors                                              28


Instructions for Account Transactions                                    29


For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or London branches of domestic banks

*   repurchase agreements, including tri-party repurchase agreements

* high grade commercial paper, and other short-term corporate obligations, including those with floating rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.



<PAGE 2>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

9.51   8.38  6.22  3.80  3.16  4.08  6.01    5.42  5.56   5.51
   89    90    91    92    93    94    95      96    97     98


BEST QUARTER:                    Q2 '89                          +2.45%

WORST QUARTER:                   Q2 '93                          +0.77%


The 7-day yield for Institutional shares on 12/31/98 was 5.01%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.20%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.51%                              5.31%                           5.75%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------





Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management


<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 4>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

 9.61    8.43   6.30    3.84    3.16    4.16    6.06    5.47    5.62    5.55
   89      90     91      92      93      94      95      96      97      98



BEST QUARTER:                    Q2 '98                          +2.47%

WORST QUARTER:                   Q2 '93                          +0.77%


The 7-day yield for Institutional shares on 12/31/98 was 5.03%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.21%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98



1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------

5.55%                              5.37%                           5.80%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management Plus


<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, the securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

9.30    8.24    6.19    3.88    3.13    4.00    6.01    5.41    5.53    5.41
  89      90      91      92      93      94      95      96      97      98


BEST QUARTER:                    Q2 '89                          +2.36%

WORST QUARTER:                   Q2 '93                          +0.77%


The 7-day yield for Institutional shares on 12/31/98 was 4.79%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.18%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.41%                              5.27%                           5.69%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.



Dreyfus Government Cash Management


<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 8>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.

Dreyfus Government Prime Cash Management


<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 10>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

9.22    8.19    6.01    3.71    3.03    3.94    5.84    5.29    5.41    5.28
  89      90      91      92      93      94      95      96      97      98


BEST QUARTER:                    Q2 '89                          +2.34%

WORST QUARTER:                   Q4 '93                          +0.74%


The 7-day yield for Institutional shares on 12/31/98 was 4.65%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.14%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.28%                              5.15%                           5.58%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Cash Management


<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 12>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

8.78    7.97    6.09    3.78    3.04    3.96    5.73    5.20    5.28    5.14
  89      90      91      92      93      94      95      96      97      98


BEST QUARTER:                    Q2 '89                          +2.20%

WORST QUARTER:                   Q2 '93                          +0.74%


The 7-day yield for Institutional shares on 12/31/98 was 4.57%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.12%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.14%                              5.06%                           5.48%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that pay interest that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

6.37    5.90    4.43    2.89    2.30    2.73    3.72    3.31    3.49    3.29
  89      90      91      92      93      94      95      96      97      98


BEST QUARTER:                    Q2 '89                          +1.65%

WORST QUARTER:                   Q1  '94                         +0.54%


The 7-day yield for Institutional shares on 12/31/98 was 3.49%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.69%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

3.29%                              3.31%                           3.84%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Tax Exempt Cash Management

<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.


Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 16>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

          4.75  3.16  2.44  2.76  3.85  3.44  3.58  3.41
89    90    91    92    93    94    95    96    97    98


BEST QUARTER:                    Q1 '91                          +1.27%

WORST QUARTER:                   Q1 '94                          +0.56%


The 7-day yield for Institutional shares on 12/31/98 was 3.62%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.71%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                        Since
                                                                 inception

1 Year                            5 Years                       (10/15/90)
--------------------------------------------------------------------------------

3.41%                              3.41%                           3.49%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in municipal obligations that are exempt only from federal income tax, or in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

<PAGE 18>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Institutional share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                2.73  2.10  2.62  3.74  3.24  3.45  3.23
89    90    91    92    93    94    95    96    97    98


BEST QUARTER:                    Q2 '95                          +0.99%

WORST QUARTER:                   Q1 '93                          +0.49%


The 7-day yield for Institutional shares on 12/31/98 was 3.54%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.66%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                                    Since
                                                                 inception

1 Year                            5 Years                        (11/4/91)
--------------------------------------------------------------------------------

3.23%                              3.26%                           3.03%


 What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------




Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus New York Municipal Cash Management


<PAGE 19>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.


<PAGE 20>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                        1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                           1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                               .053       .054      .053       .059       .042

 Distributions:          Dividends from investment
                         income -- net                                         (.053)     (.054)    (.053)     (.059)     (.042)

 Net asset value, end of period                                                 1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                               5.45       5.58      5.39       6.03       4.28
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                    .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                      5.32       5.45      5.27       5.86       4.08
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                     6,273      4,103     2,758      2,443      1,817




                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,      YEAR ENDED SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                                  1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net              .054        .055          .018          .055      .057      .036

 Distributions:          Dividends from investment
                         income -- net                       (.054)      (.055)        (.018)        (.055)    (.057)    (.036)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                              5.50        5.64        5.34(2)         5.59      5.86      3.65
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .20         .20         .20(2)          .20       .20       .20

 Ratio of net investment income
 to average net assets (%)                                     5.36        5.50        5.32(2)         5.46      5.81      3.49

 Decrease reflected in above expense ratios
 due to actions by the manager (%)                               --          --            --            --        --       .01
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                    7,448       5,793         5,516         4,766     4,405     1,893


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.


(2)  ANNUALIZED.


Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .052       .054      .053       .059       .041

 Distributions:          Dividends from investment
                         income -- net                                          (.052)     (.054)    (.053)     (.059)     (.041)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.35       5.55      5.38       6.01       4.21
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       5.22       5.41      5.25       5.83       4.04
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      4,019      4,137     4,565      4,778      2,797




                                                                                                             PERIOD ENDED
                                                                                                             JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                                       1999(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              1.00

Investment operations:  Investment income -- net                                                                  .048

 Distributions:          Dividends from investment
                         income -- net                                                                           (.048)

 Net asset value, end of period                                                                                    1.00

 Total return (%)                                                                                                  5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                         .20(2)

Ratio of net investment income
to average net assets (%)                                                                                          5.20(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ in millions)                                                                           194


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
    1999.


(2)  ANNUALIZED.


<PAGE 22>




                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,         YEAR ENDED JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                              1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net              .051        .053          .026          .054      .052      .032

 Distributions:          Dividends from investment
                         income -- net                        (.051)      (.053)        (.026)        (.054)    (.052)    (.032)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                              5.21        5.42        5.20(2)         5.51      5.34      3.27
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .20          20          20(2)           20        20        20

 Ratio of net investment income
 to average net assets (%)                                     5.09        5.30        5.14(2)         5.35      5.22      3.18

 Decrease reflected in above expense ratios
 due to actions by the manager (%)                               --          --            --            --        --       .01
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                    2,865       2,921         2,649         2,420     1,951     1,983


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.


(2)  ANNUALIZED.




                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,     YEAR ENDED FEBRUARY 28/29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                        1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net              .050        .052          .047          .055      .043      .030

 Distributions:          Dividends from investment
                         income -- net                        (.050)      (.052)        (.047)        (.055)    (.043)    (.030)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                              5.07        5.30        5.16(2)         5.65      4.39      3.02
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .20         .20         .20(2)          .20       .20       .20

 Ratio of net investment income
 to average net assets (%)                                     4.96        5.17        5.05(2)         5.53      4.26      2.99

 Decrease reflected in above expense ratios
 due to actions by the manager (%)                               --          --            --            --        --       .02
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                    2,784       2,907         3,047         2,904     3,342     4,442


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.


(2)  ANNUALIZED.


Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .032       .034      .033       .037       .028

 Distributions:          Dividends from investment
                         income -- net                                          (.032)     (.034)    (.033)     (.037)     (.028)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.26       3.50      3.31       3.72       2.83
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.20       3.44      3.25       3.64       2.73
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,286      1,319     1,646      1,366      1,299




                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,       YEAR ENDED DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                        1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net              .033        .035          .003          .034      .038      .027

 Distributions:          Dividends from investment
                         income -- net                        (.033)      (.035)        (.003)        (.034)    (.038)    (.027)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                              3.37        3.59        3.41(2)         3.43      3.85      2.76
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .20         .20         .20(2)          .20       .20       .20

 Ratio of net investment income
 to average net assets (%)                                     3.31        3.53        3.38(2)         3.38      3.78      2.62
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      208         134           159           156       194       193


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.


(2)  ANNUALIZED.


<PAGE 24>



                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,         YEAR ENDED JULY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                    1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net              .031        .034          .017          .034      .034      .022

 Distributions:          Dividends from investment
                         income -- net                        (.031)      (.034)        (.017)        (.034)    (.034)    (.022)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                              3.19        3.46        3.29(2)         3.44      3.46      2.23
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .20         .20         .20(2)          .20       .20       .20

 Ratio of net investment income
 to average net assets (%)                                     3.12        3.40        3.28(2)         3.33      3.42      2.18

 Decrease reflected in above expense ratios
 due to actions by the manager (%)                               --          --            --            --        --       .06
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      268         196           133           132       101        83


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.


(2)  ANNUALIZED.


Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. for the taxable money market funds, and 12 noon and 8 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.


<PAGE 26>

As to each municipal money market fund, investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

*The minimum initial investment in Institutional shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Account Information



<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional Shares of any Dreyfus Cash Management fund, in Institutional Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.



<PAGE 30>

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

(c) 1999 Dreyfus Service Corporation
CMGT/P0699IST

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS June 1, 1999

ADMINISTRATIVE SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1


Dreyfus Cash Management                                                   2


Dreyfus Cash Management Plus                                              4


Dreyfus Government
Cash Management                                                           6


Dreyfus Government Prime
Cash Management                                                           8


Dreyfus Treasury Cash Management                                         10


Dreyfus Treasury Prime
Cash Management                                                          12


Dreyfus Tax Exempt
Cash Management                                                          14


Dreyfus Municipal
Cash Management Plus                                                     16


Dreyfus New York Municipal
Cash Management                                                          18


Management                                                               20


Financial Highlights                                                     21


Account Information


--------------------------------------------------------------------------------

Account Policies                                                         26


Distributions and Taxes                                                  28


Services for Fund Investors                                              28


Instructions for Account Transactions                                    29


For More Information

--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


The Funds

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or London branches of domestic banks

(pound)  repurchase agreements, including tri-party repurchase agreements

(pound) high grade commercial paper, and other short-term corporate obligations, including those with floating rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 2>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   5.45  5.40
89   90     91     92     93     94     95    96     97    98


BEST QUARTER:                    Q4 '97                          +1.37%

WORST QUARTER:                   Q4 '98                          +1.27%


The 7-day yield for Administrative shares on 12/31/98 was 4.91%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.18%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98


                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.40%                                                  5.42%



What this fund is -- and isn't



This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%


--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management


<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

(pound)  repurchase agreements, including tri-party repurchase agreements

(pound)  asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 4>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   5.52  5.44
89   90     91     92     93     94     95    96     97    98


BEST QUARTER:                    Q3 '97                          +1.38%

WORST QUARTER:                   Q4 '98                          +1.27%


The 7-day yield for Administrative shares on 12/31/98 was 4.93%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.19%.


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.44%                                                     5.48%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management Plus


<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   5.42  5.30
89   90     91     92     93     94     95    96     97    98



BEST QUARTER:                    Q4 '97                          +1.36%

WORST QUARTER:                   Q4 '98                          +1.22%


The 7-day yield for Administrative shares on 12/31/98 was 4.68%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.15%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.30%                                                     5.36%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Government Cash Management


<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


<PAGE 8>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.

Dreyfus Government Prime Cash Management


<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 10>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   5.30  5.17
89   90     91     92     93     94     95    96     97    98


BEST QUARTER:                    Q4 '97                          +1.33%

WORST QUARTER:                   Q4 '98                          +1.16%


The 7-day yield for Administrative shares on 12/31/98 was 4.55%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.11%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.17%                                                  5.24%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Cash Management


<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


<PAGE 12>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   5.17  5.03
89   90     91     92     93     94     95    96     97    98



BEST QUARTER:                    Q3 '97                          +1.29%

WORST QUARTER:                   Q4 '98                          +1.16%


The 7-day yield for Administrative shares on 12/31/98 was 4.47%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.09%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.03%                                                5.11%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Prime Cash Management


<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that pay interest that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 14>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   3.38  3.18
89   90     91     92     93     94     95    96     97    98



BEST QUARTER:                    Q2 '97                          +0.88%

WORST QUARTER:                   Q4 '98                          +0.75%


The 7-day yield for Administrative shares on 12/31/98 was 3.34%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.66%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.18%                                                 3.29%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Tax Exempt Cash Management


<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.


Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 16>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   3.48  3.31
89   90     91     92     93     94     95    96     97    98


BEST QUARTER:                    Q2 '97                          +0.90%

WORST QUARTER:                   Q4 '98                          +0.78%


The 7-day yield for Administrative shares on 12/31/98 was 3.52%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.68%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.31%                                                 3.40%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in municipal obligations that are exempt only from federal income tax, or in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) New York's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


<PAGE 18>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Administrative share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                   3.35  3.13
89   90     91     92     93     94     95    96     97    98



BEST QUARTER:                    Q2 '97                          +0.88%

WORST QUARTER:                   Q1 '98                          +0.73%


The 7-day yield for Administrative shares on 12/31/98 was 3.44%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.64%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.31%                                                3.40%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$31                                  $97                                  $169                                 $381



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Administrative shares, and to compensate Dreyfus for advertising and marketing Administrative shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus New York Municipal Cash Management


<PAGE 19>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.

<PAGE 20>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                                       1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00        1.00         1.00

 Investment operations:  Investment income -- net                                               .052        .053         .010

 Distributions:          Dividends from investment
                         income -- net                                                         (.052)      (.053)       (.010)

 Net asset value, end of period                                                                 1.00        1.00         1.00

 Total return (%)                                                                               5.34        5.48         5.22(2)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .30         .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                      5.22        5.37         3.74(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                       195           2           --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                                  1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00        1.00         1.00

 Investment operations:  Investment income -- net                                               .053        .054         .010

 Distributions:          Dividends from investment
                         income -- net                                                         (.053)      (.054)       (.010)

 Net asset value, end of period                                                                 1.00        1.00         1.00

 Total return (%)                                                                               5.39        5.54         5.22(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .30         .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                      5.26        5.40         4.99(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                        31          26           --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                                             1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                            1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                .051        .053         .010

 Distributions:          Dividends from investment
                         income -- net                                                          (.051)      (.053)       (.010)

 Net asset value, end of period                                                                  1.00        1.00         1.00

 Total return (%)                                                                                5.24        5.44         5.17(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                      .30         .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                       5.12        5.31         5.15(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                         52         236           37


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.



                                                                                                             PERIOD ENDED
                                                                                                              JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                                       1999(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              1.00

Investment operations:  Investment income -- net                                                                  .047

 Distributions:          Dividends from investment
                         income -- net                                                                           (.047)

 Net asset value, end of period                                                                                   1.00

 Total return (%)                                                                                                 5.22(2)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                        .30(2)

Ratio of net investment income
to average net assets (%)                                                                                         5.10(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ in millions)                                                                            2


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
1999.


(2)  ANNUALIZED.


<PAGE 22>

                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                               1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                          1.00         1.00         1.00

 Investment operations:  Investment income -- net                                              .050         .052         .010

 Distributions:          Dividends from investment
                         income -- net                                                        (.050)       (.052)       (.010)

 Net asset value, end of period                                                                1.00         1.00         1.00

 Total return (%)                                                                              5.10         5.32         5.07(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                    .30          .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                     4.99         5.20         4.25(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                       17           --(3)        --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT IS LESS THAN $1 MILLION.


                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                                         1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00        1.00         1.00

 Investment operations:  Investment income -- net                                               .049        .051         .010

 Distributions:          Dividends from investment
                         income -- net                                                         (.049)      (.051)       (.010)

 Net asset value, end of period                                                                 1.00        1.00         1.00

 Total return (%)                                                                               4.97        5.19         4.97(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .30         .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                      4.86        5.10         4.91(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                        56           7           --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT IS LESS THAN $1 MILLION.


Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                                            1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00         1.00         1.00

 Investment operations:  Investment income -- net                                             .031         .033         .006

 Distributions:          Dividends from investment
                         income -- net                                                       (.031)       (.033)       (.006)

 Net asset value, end of period                                                               1.00         1.00         1.00

 Total return (%)                                                                             3.15         3.39         3.24(2)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30          .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    2.95         3.35         3.54(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                       1            1           --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                          YEAR ENDED            PERIOD ENDED         PERIOD ENDED

                                                                          JANUARY 31,            JANUARY 31,         DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                               1999          1998           1997(1)              1996(2)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00          1.00             1.00                1.00

 Investment operations:  Investment income -- net                      .032          .034             .003                .004

 Distributions:          Dividends from investment
                         income -- net                                (.032)        (.034)           (.003)              (.004)

 Net asset value, end of period                                        1.00          1.00             1.00                1.00

 Total return (%)                                                      3.27          3.49           3.30(3)               3.38(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .30           .30            .30(3)                .30(3)

 Ratio of net investment income
 to average net assets (%)                                             3.54          3.53           3.64(3)               3.73(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                               --(4)         --(4)          --(4)                 --(4)


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.


(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.


(3)  ANNUALIZED.


(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


<PAGE 24>


                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                   1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
 Net asset value, beginning of period                                                        1.00         1.00         1.00

 Investment operations:  Investment income -- net                                            .030         .033         .006

 Distributions:          Dividends from investment
                         income -- net                                                      (.030)       (.033)       (.006)

 Net asset value, end of period                                                              1.00         1.00         1.00

 Total return (%)                                                                            3.09         3.35         3.24(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  .30          .30          .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                   3.02         3.30         3.24(2)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                     --(3)        --(3)        --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. for the taxable money market funds, and 12 noon and 8 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.




<PAGE 26>

As to each municipal money market fund, investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------

ADMINISTRATIVE SHARES              $10,000,000*               NONE

*The minimum initial investment in Administrative shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Account Information



<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information






<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  [share class: #]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  [share class: #]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.







<PAGE 30>

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


(c) 1999 Dreyfus Service Corporation
CMGT/P0699ADM

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS June 1, 1999

INVESTOR SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1


Dreyfus Cash Management                                                   2


Dreyfus Cash Management Plus                                              4


Dreyfus Government
Cash Management                                                           6


Dreyfus Government Prime
Cash Management                                                           8


Dreyfus Treasury Cash Management                                         10


Dreyfus Treasury Prime
Cash Management                                                          12


Dreyfus Tax Exempt
Cash Management                                                          14


Dreyfus Municipal
Cash Management Plus                                                     16


Dreyfus New York Municipal
Cash Management                                                          18


Management                                                               20


Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------


Account Policies                                                         26


Distributions and Taxes                                                  28


Services for Fund Investors                                              28


Instructions for Account Transactions                                    29


For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or London branches of domestic banks

(pound)  repurchase agreements, including tri-party repurchase agreements

(pound) high grade commercial paper, and other short-term corporate obligations, including those with floating rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.



<PAGE 2>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                  5.75  5.15   5.29   5.25
89    90    91    92    93    94    95    96     97     98



BEST QUARTER:                    Q2 '95                          +1.45%

WORST QUARTER:                   Q4 '98                          +1.23%


The 7-day yield for Investor shares on 12/31/98 was 4.76%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.14%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (1/10/94)
--------------------------------------------------------------------------------

         5.25%                                                  5.07%



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management


<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

(pound)  repurchase agreements, including tri-party repurchase agreements

(pound)  asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.



<PAGE 4>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                  5.80  5.21   5.36   5.29
89    90    91    92    93    94    95    96     97     98



BEST QUARTER:                    Q2 '95                          +1.46%

WORST QUARTER:                   Q4 '98                          +1.23%


The 7-day yield for Investor shares on 12/31/98 was 4.79%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.15%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (1/24/94)
--------------------------------------------------------------------------------

         5.29%                                                 5.14%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example



1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold yourshares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management Plus


<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


<PAGE 6>
PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                  5.74  5.14   5.26   5.15
89    90    91    92    93    94    95    96     97     98



BEST QUARTER:                    Q2 '95                          +1.45%

WORST QUARTER:                   Q4 '98                          +1.18%


The 7-day yield for Investor shares on 12/31/98 was 4.54%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.12%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (1/10/94)
--------------------------------------------------------------------------------

         5.15%                                                     5.02%



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example



1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Government Cash Management


<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 8>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example



1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.

Dreyfus Government Prime Cash Management

<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 10>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                  5.58  5.03   5.15   5.02
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q2 '95                          +1.40%

WORST QUARTER:                   Q4 '98                          +1.12%


The 7-day yield for Investor shares on 12/31/98 was 4.40%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.13%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                              Since
                                                              inception
         1 Year                                               (1/10/94)
--------------------------------------------------------------------------------

         5.02%                                                     4.91%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Cash Management

<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


<PAGE 12>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                  5.47  4.93   5.02   4.87
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q2 '95                          +1.39%

WORST QUARTER:                   Q4 '98                          +1.12%


The 7-day yield for Investor shares on 12/31/98 was 4.33%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.05%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                               (1/10/94)
--------------------------------------------------------------------------------

         4.87%                                                 4.81%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Prime Cash Management


<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                  3.46  3.05   3.23   3.04
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q2 '95                          +0.91%

WORST QUARTER:                   Q4 '98                          +0.72%


The 7-day yield for Investor shares on 12/31/98 was 3.24%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.63%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (1/10/94)
--------------------------------------------------------------------------------

         3.04%                                                   3.06%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Tax Exempt Cash Management


<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 16>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                            2.51  3.59  3.18   3.33   3.16
89    90    91    92    93    94    95    96     97     98



BEST QUARTER:                    Q2 '95                          +0.96%

WORST QUARTER:                   Q1 '98                          +0.49%


The 7-day yield for Investor shares on 12/31/98 was 3.37%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.64%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                                  Since
                                                                 inception

1 Year                            5 Years                        (9/30/93)
--------------------------------------------------------------------------------

3.16%                              3.15%                           3.11%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in municipal obligations that are exempt only from federal income tax or in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) New York's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

<PAGE 18>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Investor share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                  3.48  2.99   3.20   2.97
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q2 '95                          +0.93%

WORST QUARTER:                   Q1 '98                          +0.70%


The 7-day yield for Investor shares on 12/31/98 was 3.29%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.60%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (1/18/94)
--------------------------------------------------------------------------------

         2.97%                                                 3.01%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example



1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$46                                  $144                                 $252                                 $567


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Investor shares, and to compensate Dreyfus for advertising and marketing Investor shares, and for providing account service and maintenance.
Dreyfus and the distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park
Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than
$120 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon
Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.


<PAGE 20>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                           1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                               .051       .052      .050       .056       .040

 Distributions:          Dividends from investment
                         income -- net                                         (.051)     (.052)    (.050)     (.056)     (.040)

 Net asset value, end of period                                                 1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                               5.19       5.31      5.13       5.76       4.03
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                      5.07       5.18      5.02       5.54       3.94
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        462        464       581        430         85



                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,      YEAR ENDED SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                                 1999        1998         1997(1)        1996      1995      1994(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00     1.00

 Investment operations:  Investment income -- net              .051        .053          .017          .052      .055     .025

 Distributions:          Dividends from investment
                         income -- net                        (.051)      (.053)        (.017)        (.052)    (.055)   (.025)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00     1.00

 Total return (%)                                              5.24        5.38        5.10(3)         5.33      5.61     3.61(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .45         .45         .45(3)          .45       .45      .45(3)

 Ratio of net investment income
 to average net assets (%)                                     5.12        5.25        5.07(3)         5.19      5.66    4.00(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      690         750           782           629       352       6


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.


(2)  FROM JANUARY 24, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO SEPTEMBER 30, 1994.


(3)  ANNUALIZED.


Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .050       .052      .050       .056       .039

 Distributions:          Dividends from investment
                         income -- net                                          (.050)     (.052)    (.050)     (.056)     (.039)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.08       5.28      5.12       5.75       3.95
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       4.96       5.16      5.01       5.49       4.22
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        811        779       547        452         40

                                                                                                        PERIOD ENDED JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                                       1999(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                            1.00

Investment operations:  Investment income -- net                                                                .046

 Distributions:          Dividends from investment
                         income -- net                                                                         (.046)

 Net asset value, end of period                                                                                 1.00

 Total return (%)                                                                                               5.06(2)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      .45(2)

Ratio of net investment income
to average net assets (%)                                                                                       4.95(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ in millions)                                                                         15


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
1999.


(2)  ANNUALIZED.


<PAGE 22>


                                                               YEAR ENDED         PERIOD ENDED
                                                               JANUARY 31,         JANUARY 31,         YEAR ENDED JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                           1999        1998         1997(1)        1996      1995      1994(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00    1.00

 Investment operations:  Investment income -- net              .048        .051          .025          .051      .050    .018

 Distributions:          Dividends from investment
                         income -- net                        (.048)      (.051)        (.025)        (.051)    (.050)  (.018)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00    1.00

 Total return (%)                                              4.95        5.17        4.96(3)         5.25      5.08    3.22(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .45         .45         .45(3)          .45       .45     .45(3)

 Ratio of net investment income
 to average net assets (%)                                     4.84        5.07        4.89(3)         5.05      5.24    3.33(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      538         597         330             238        39      21


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.


(2)  FROM JANUARY 10, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1994.


(3)  ANNUALIZED.



                                                                YEAR ENDED         PERIOD ENDED
                                                                JANUARY 31,         JANUARY 31,     YEAR ENDED FEBRUARY 28/29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                      1999        1998         1997(1)        1996      1995      1994(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00        1.00          1.00          1.00      1.00    1.00

 Investment operations:  Investment income -- net              .047        .049          .044          .053      .041    .004

 Distributions:          Dividends from investment
                         income -- net                        (.047)      (.049)        (.044)        (.053)    (.041)  (.004)

 Net asset value, end of period                                1.00        1.00          1.00          1.00      1.00    1.00

 Total return (%)                                              4.81        5.03          4.88(3)       5.39      4.13    2.77(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .45         .45           .45(3)        .45       .45     .45(3)

 Ratio of net investment income
 to average net assets (%)                                     4.71        4.91          4.80(3)       5.21      4.26    2.78(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                        434         304           358           256       123        54


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.


(2)  FROM JANUARY 10, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO FEBRUARY 28, 1994.


(3)  ANNUALIZED.


Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .030       .032      .030       .034       .025

 Distributions:          Dividends from investment
                         income -- net                                          (.030)     (.032)    (.030)     (.034)     (.025)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.00       3.24      3.05       3.46       2.57
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       2.96       3.22      2.98       3.39       2.74
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        161        149        44         80         47



                                                                  YEAR ENDED         PERIOD ENDED
                                                                  JANUARY 31,         JANUARY 31,       YEAR ENDED DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                        1999        1998         1997(1)        1996      1995       1994
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                           1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net               .031        .033          .003          .031      .035      .025

 Distributions:          Dividends from investment
                         income -- net                         (.031)      (.033)        (.003)        (.031)    (.035)    (.025)

 Net asset value, end of period                                 1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                               3.12        3.34        3.18(2)         3.18      3.60      2.51
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                     .45         .45         .45(2)          .45       .45       .45

 Ratio of net investment income
 to average net assets (%)                                       3.07        3.26        3.13(2)         3.14      3.51      2.43
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                         50          47            67            46        23         1


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.


(2)  ANNUALIZED.


<PAGE 24>


                                                               YEAR ENDED         PERIOD ENDED
                                                               JANUARY 31,         JANUARY 31,         YEAR ENDED JULY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                 1999        1998         1997(1)        1996      1995      1994(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                        1.00        1.00          1.00          1.00      1.00      1.00

 Investment operations:  Investment income -- net            .029        .032          .015          .031      .032      .011

 Distributions:          Dividends from investment
                         income -- net                      (.029)      (.032)        (.015)        (.031)    (.032)    (.011)

 Net asset value, end of period                              1.00        1.00          1.00          1.00      1.00      1.00

 Total return (%)                                            2.93        3.20          3.04(3)       3.18      3.20      2.02(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                  .45         .45           .45(3)        .45       .45       .45(3)

 Ratio of net investment income
 to average net assets (%)                                   2.92        3.17          3.03(3)       3.09      2.81      2.12(3)
-------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      9          13             8            14         6        53


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.


(2)  FROM JANUARY 18, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1994.


(3)  ANNUALIZED.

Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. for the taxable money market funds, and 12 noon and 8 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.


<PAGE 26>

As to each municipal money market fund, investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                  Initial                    Additional
--------------------------------------------------------------------------------

INVESTOR SHARES                   $10,000,000*               NONE

*The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Account Information



<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.



<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  [share class: #]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  [share class: #]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


<PAGE 30>

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

(c) 1999 Dreyfus Service Corporation
CMGT/P0699INV

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS June 1, 1999

PARTICIPANT SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1


Dreyfus Cash Management                                                   2


Dreyfus Cash Management Plus                                              4


Dreyfus Government
Cash Management                                                           6


Dreyfus Government Prime
Cash Management                                                           8


Dreyfus Treasury Cash Management                                         10


Dreyfus Treasury Prime
Cash Management                                                          12


Dreyfus Tax Exempt
Cash Management                                                          14


Dreyfus Municipal
Cash Management Plus                                                     16


Dreyfus New York Municipal
Cash Management                                                          18


Management                                                               20


Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------


Account Policies                                                         26


Distributions and Taxes                                                  28


Services for Fund Investors                                              28


Instructions for Account Transactions                                    29


For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or London branches of domestic banks

*  repurchase agreements, including tri-party repurchase agreements

* high grade commercial paper, and other short-term corporate obligations, including those with floating rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.



<PAGE 2>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                               5.14   5.09
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q4 '97                          +1.30%

WORST QUARTER:                   Q4 '98                          +1.19%


The 7-day yield for Participant shares on 12/31/98 was 4.61%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.10%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.09%                                                  5.11%



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.


An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management

<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*  repurchase agreements, including tri-party repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 4>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                              5.21   5.12
89    90    91    92   93    94    95    96     97     98



BEST QUARTER:                    Q3 '97                          +1.30%

WORST QUARTER:                   Q4 '98                          +1.19%


The 7-day yield for Participant shares on 12/31/98 was 4.63%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.12%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.12%                                                  5.16%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
-------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
-------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Cash Management Plus

<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


<PAGE 6>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                               5.11   4.99
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q4 '97                          +1.28%

WORST QUARTER:                   Q4 '98                          +1.14%


The 7-day yield for Participant shares on 12/31/98 was 4.39%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.08%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         4.99%                                                  5.05%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Government Cash Management

<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 8>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.

Dreyfus Government Prime Cash Management


<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis. In a tri-party repurchase agreement, these securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.


<PAGE 10>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                             4.98   4.86
89    90    91   92    93    94    95   96     97     98


BEST QUARTER:                    Q4 '97                          +1.25%

WORST QUARTER:                   Q4 '98                          +1.08%


The 7-day yield for Participant shares on 12/31/98 was 4.25%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.04%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         4.86%                                                  4.92%


 What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Cash Management

<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


<PAGE 12>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                               4.86  4.71
89    90    91    92    93    94    95    96     97    98


BEST QUARTER:                    Q3 '97                          +1.22%

WORST QUARTER:                   Q4 '98                          +1.09%


The 7-day yield for Participant shares on 12/31/98 was 4.18%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 1.02%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         4.71%                                                  4.79%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
-------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that pay interest that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 14>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                              3.08  2.88

89    90    91    92    93    94    95    96    97    98


BEST QUARTER:                    Q2 '97                          +0.81%

WORST QUARTER:                   Q4 '98                          +0.68%


The 7-day yield for Participant shares on 12/31/98 was 3.09%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.59%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         2.88%                                                  2.99%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Tax Exempt Cash Management


<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default


<PAGE 16>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                               3.17   3.01
89    90    91    92    93    94    95    96     97     98


BEST QUARTER:                    Q2 '97                          +0.83%

WORST QUARTER:                   Q4 '98                          +0.70%


The 7-day yield for Participant shares on 12/31/98 was 3.22%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.61%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.01%                                                  3.10%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically divided into two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in municipal obligations that are exempt only from federal income tax, or in taxable money market instruments.

MAIN RISKS

The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

<PAGE 18>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's Participant share class performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                              3.04   2.82
89    90    91    92    93    94    95    96    97     98


BEST QUARTER:                    Q2 '97                          +0.80%

WORST QUARTER:                   Q1  '98                         +0.66%


The 7-day yield for Participant shares on 12/31/98 was 3.14%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS 0.56%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/98

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         2.82%                                                  2.94%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------
$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to reimburse the fund's distributor for distributing Participant shares, and to compensate Dreyfus for advertising and marketing Participant shares, and for providing account service and maintenance. Dreyfus and the distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2000.


Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.


<PAGE 20>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                                    YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                                        1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                            1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                .049        .050         .010

 Distributions:          Dividends from investment
                         income -- net                                                          (.049)      (.050)       (.010)

 Net asset value, end of period                                                                  1.00        1.00         1.00

 Total return (%)                                                                                5.03        5.16       4.92(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                      .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                       4.92        5.21       3.84(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                         65          99          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.




                                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                                   1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                            1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                .050        .051         .010

 Distributions:          Dividends from investment
                         income -- net                                                          (.050)      (.051)       (.010)

 Net asset value, end of period                                                                  1.00        1.00         1.00

 Total return (%)                                                                                5.07        5.22       4.92(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                      .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                       4.96        5.10       4.78(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                         67          15          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                                             1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                            1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                .048        .050         .001

 Distributions:          Dividends from investment
                         income -- net                                                          (.048)      (.050)       (.001)

 Net asset value, end of period                                                                  1.00        1.00         1.00

 Total return (%)                                                                                4.93        5.13       4.87(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                      .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                       4.81        5.01       4.85(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                        270          31         --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                                                            PERIOD ENDED
                                                                                                             JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                                       1999(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              1.00

Investment operations:  Investment income -- net                                                                  .045

 Distributions:          Dividends from investment
                         income -- net                                                                           (.045)

 Net asset value, end of period                                                                                    1.00

 Total return (%)                                                                                                4.90(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      .60(2)

Ratio of net investment income
to average net assets (%)                                                                                       4.80(2)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ in millions)                                                                        163


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
1999.


(2)  ANNUALIZED.


<PAGE 22>



                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                               1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00         1.00         1.00

 Investment operations:  Investment income -- net                                               .047         .049         .009

 Distributions:          Dividends from investment
                         income -- net                                                         (.047)       (.049)       (.009)

 Net asset value, end of period                                                                 1.00         1.00         1.00

 Total return (%)                                                                               4.79         5.00       4.77(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                      4.68         4.90       4.20(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                       126          102         --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT IS LESS THAN $1 MILLION.



                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                                         1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                            1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                .046        .048         .009

 Distributions:          Dividends from investment
                         income -- net                                                          (.046)      (.048)       (.009)

 Net asset value, end of period                                                                  1.00        1.00         1.00

 Total return (%)                                                                                4.65        4.88       4.66(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                      .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                       4.56        4.79       4.70(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                        132         110         --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT IS LESS THAN $1 MILLION.


Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                                             1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00         1.00         1.00

 Investment operations:  Investment income -- net                                               .028         .030         .006

 Distributions:          Dividends from investment
                         income -- net                                                         (.028)       (.030)       (.006)

 Net asset value, end of period                                                                 1.00         1.00         1.00

 Total return (%)                                                                               2.85         3.09       2.94(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                      2.81         3.08       3.29(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                        73           72         --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.




                                                                          YEAR ENDED            PERIOD ENDED         PERIOD ENDED
                                                                          JANUARY 31,            JANUARY 31,         DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                               1999          1998           1997(1)              1996(2)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00          1.00             1.00                1.00

 Investment operations:  Investment income -- net                      .029          .031             .003                .004

 Distributions:          Dividends from investment
                         income -- net                               (.029)        (.031)           (.003)              (.004)

 Net asset value, end of period                                        1.00          1.00             1.00                1.00

 Total return (%)                                                      2.97          3.18           2.94(3)             3.12(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60           .60            .60(3)              .60(3)

 Ratio of net investment income
 to average net assets (%)                                             2.91          3.17           3.17(3)             3.55(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                               15             7             --(4)               --(4)


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.


(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.


(3)  ANNUALIZED.


(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


<PAGE 24>

                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                     1999        1998        1997(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                           1.00         1.00         1.00

 Investment operations:  Investment income -- net                                               .027         .030         .006

 Distributions:          Dividends from investment
                         income -- net                                                         (.027)       (.030)       (.006)

 Net asset value, end of period                                                                 1.00         1.00         1.00

 Total return (%)                                                                               2.78         3.05       2.94(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                     .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                      2.72         3.01       2.88(2)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                         1            1         --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.


(2)  ANNUALIZED.


(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights
<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5 p.m. and 8 p.m. for the taxable money market funds, and 12 noon and 8 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.




<PAGE 26>

As to each municipal money market fund, investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Account Information



<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.



<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


<PAGE 30>

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


(c) 1999 Dreyfus Service Corporation
CMGT/P0699PAR

____________________________________________________________________________


                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                  DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                                  COMBINED
                     STATEMENT OF ADDITIONAL INFORMATION
                                JUNE 1, 1999
    (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                             PARTICIPANT SHARES)
____________________________________________________________________________


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of each Fund listed above (each, a "Fund"), each dated June 1, 1999, as each may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

           Outside New York State -- Call Toll Free 1-800-346-3621
                  In New York State -- Call 1-718-895-1650

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.


     Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


     Each Fund is a separate investment portfolio, each with operations and results which are unrelated to those of each other Fund. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are separate series of Dreyfus Government Cash Management Funds (the "Company"). This combined Statement of Additional Information has been provided for investors' convenience to provide investors with the opportunity to consider nine investment choices in one document.

                              TABLE OF CONTENTS

                                                                          Page

Description of The Funds................................................. B-3
Management of The Funds.................................................. B-26
Management Arrangements.................................................. B-33
How to Buy Shares........................................................ B-37
Service Plans (Administrative Shares, Investor Shares and
  Participant Shares Only)............................................... B-40
Shareholder Services Plans (Institutional Shares Only)................... B-43
How to Redeem Shares..................................................... B-43
Determination of Net Asset Value......................................... B-45
Shareholder Services..................................................... B-46
Dividends, Distributions and Taxes....................................... B-47
Portfolio Transactions................................................... B-47
Yield Information........................................................ B-48
Information About the Funds.............................................. B-52
Counsel and Independent Auditors......................................... B-54
Appendix A............................................................... B-55
Appendix B............................................................... B-57
Appendix C............................................................... B-61
Appendix D............................................................... B-87


                          DESCRIPTION OF THE FUNDS

     Dreyfus Cash Management, the Company and Dreyfus Tax Exempt Cash Management were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each of these Funds reorganized as a Massachusetts business trust.

     Dreyfus Cash Management Plus is a Maryland corporation formed on August 12, 1987.

     Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.

     Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Dreyfus New York Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

     U.S. Treasury Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management). Each of these Funds, in addition to U.S. Treasury Securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Each of these Funds may invest in TDs and CDs issued by domestic banks having total assets in excess of $1 billion or by London branches of such domestic banks, and with respect to Dreyfus Cash Management Plus only, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund also is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

     Floating and Variable Rate Obligations. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Asset-Backed Securities. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements.
The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


     Repurchase Agreements. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with tri- party repurchase agreement transactions will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.


     Municipal Obligations. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds")) Each Tax Exempt Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

     For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

     Certain Tax Exempt Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

     Tax Exempt Participation Interests. (Tax Exempt Funds) Each Tax Exempt Fund may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of a Fund's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

     Stand-By Commitments. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

     Ratings of Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

     The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended January 31, 1999, computed on a monthly basis, was as follows:


                                                          Percentage of Value
                                            _________________________________________________  ___________



                     Moody's           Standard &                               Dreyfus        Dreyfus New
Fitch\IBCA, Inc.     Investors         Poor's Ratings     Dreyfus Municipal     Tax Exempt     York Municipal
("Fitch") or         Service, Inc.     Group              Cash Management       Cash           Cash
                     ("Moody's")       ("S&P")            Plus                  Management     Management
________________     _____________     ______________     __________________    __________     ______________
F-1+/F-1             VMIG 1/MIG         SP-1+/SP-1,       95.0%                  97.5%            95.5%
                     P-1                A-1+/1-A
F-2                  VMIG 2/MIG 2, P2   SP-2, A2           1.2%                    .9%              -
AAA/AA               Aaa/Aa             AAA/AA              -                      .6%              -
Not Rated            Not Rated          Not Rated          3.8%*                  1.0%*            4.5%
                                                         _______                _______          ______
                                                         100.0%                 100.0%           100.0%

/TABLE>

_______________________________

* Included in the Not Rated category are securities for Dreyfus Municipal
  Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New
  York Municipal Cash Management, respectively, are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.


     If, subsequent to its purchase by the Fund, (a) an issue of rated
Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

     To the extent the ratings given by Moody's, S&P or Fitch change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Funds' Combined
Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

     Taxable Investments. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments
("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion dollars or more; TDs;
bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash
Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

     Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     In addition to the principal investment strategies discussed in the Funds' Prospectus, each Fund also may engage in the investment techniques described below.

     Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


     Lending Portfolio Securities. (Dreyfus Cash Management Plus) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government
Cash Management) of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management
Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such Loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement. In connection with its securities lending practices, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     Reverse Repurchase Agreements.  (Dreyfus Cash Management Plus)  Dreyfus
Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse purchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed and return received on the securities purchased.
The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange
Commission.

     Forward Commitments.  (Dreyfus Cash Management Plus, Dreyfus Government
Cash Management, Dreyfus Government Prime Cash Management and each Tax
Exempt Fund)   Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.  The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.
Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Considerations and Risks

     Bank Securities.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities.  (Dreyfus Cash Management and Dreyfus Cash
Management Plus) Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Investing in Municipal Obligations.  (Tax Exempt Funds)  Each Tax
Exempt Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which each Tax Exempt
Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although
"non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended
(the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption.
One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal
Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable
Investment within the applicable limits set forth herein.

     Investing in New York Municipal Obligations.  (Dreyfus New York
Municipal Cash Management) Each investor should consider carefully the special risks inherent in investing in New York Municipal Obligations by the Fund. These risks result from the financial condition of New York State and certain of its public bodies and municipalities, including New York City.
Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New
York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990s added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal years 1993 through 1998, the State recorded balanced budgets on a cash basis, with positive fund balances in the General Fund. New York State ended its 1997-
98 fiscal year on March 31, 1998 in balance on a cash basis, with a cash surplus in the General Fund of approximately $2.04 billion. There can be no assurance that New York will not face substantial potential budget gaps in future years. Investors should review "Appendix C" which more fully sets forth these and other risk factors.

     Simultaneous Investments.  (All Funds)  Investment decisions for each
Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each.
In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

     Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies.
Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5.   Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

     8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

     10.  Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Cash Management Plus.   Dreyfus Cash Management Plus has
adopted investment restrictions numbered 1 through 11 as fundamental policies.  Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time.  Dreyfus Cash Management Plus may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

     2.   Borrow money, except (i) from banks for temporary or emergency
(not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus.
While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5.   Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Directors.

     8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

     10.  Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Government Cash Management. Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Cash Management may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5.   Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned.
Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.

     9.   Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Government Prime Cash Management.  Dreyfus Government Prime
Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Prime Cash Management may not:

     1. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

     2.   Purchase securities on margin.

     3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

     5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the Securities and Exchange Commission and the Fund's Board.

     6. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S.
Government, it agencies or instrumentalities.

     7. Purchase common stocks, preferred stocks, warrants or other equity securities.

     8. Write or purchase put or call options or combinations thereof, except that the Fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

     9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     10.  Enter into repurchase agreements.

     11. Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Treasury Cash Management. Dreyfus Treasury Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Cash Management may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     6. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

     7. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S.
Government.

     8.   Invest in companies for the purpose of exercising control.

     9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Treasury Prime Cash Management.   Dreyfus Treasury Prime Cash
Management has adopted investment restrictions numbered 1 through 10 as fundamental policies.  Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's
Board members at any time.  Dreyfus Treasury Prime Cash Management may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5.   Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S.
Government.

     9.   Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

     Dreyfus Municipal Cash Management Plus.  Dreyfus Municipal Cash
Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

     1.   Purchase securities other than Municipal Obligations and Taxable
Investments as those terms are defined above and in the Fund's Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4.   Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal
Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     8. Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading
Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies.
In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration
Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

     For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

     Dreyfus Tax Exempt Cash Management. Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

     1.   Purchase securities other than Municipal Obligations and Taxable
Investments as those terms are defined above and in the Fund's Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal
Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     6. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     9.   Purchase more than 10% of the voting securities of any issuer
(this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading
Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

     For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

     Dreyfus New York Municipal Cash Management.  Dreyfus New York Municipal
Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:

     1.   Purchase securities other than Municipal Obligations and Taxable
Investments as those terms are defined above and in the Fund's Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4.   Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal
Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading
Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies.
In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration
Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

     For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

     All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.


                           MANAGEMENT OF THE FUNDS

     Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

     The Dreyfus Corporation             Investment Adviser
     Premier Mutual Fund Services, Inc.  Distributor
     Dreyfus Transfer, Inc.              Transfer Agent
     The Bank of New York                Custodian

     Board members and officers of each Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Funds

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He is also a director of The Noel Group, Inc., a venture capital company
       (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan
       Services Corporation, a provider of marketing, administrative, and risk management services for health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc.
       (formerly, International Alliance Seminars, Inc.), a provider of various outsourcing functions for small and medium sized companies, and Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer, of the Manager, and Executive Vice
       President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Funds' distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, Board Member.  Board member of various funds in the Dreyfus
       Family of Funds. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August 1995 to November 1998. From August 1994 to December
       1994, Mr. Burke was a Consultant to the Manager, and from October
       1990 to August 1994, he was Vice President and Chief Administrative
       Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice-President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 63 years old and his address is Box 654, Eastham, Massachusetts 02642.

ISABEL P. DUNST, Board Member. Partner in the law firm of Hogan & Hartson, since 1990. From 1986 to 1990, she was Deputy General Counsel of the
      United States Department of Health and Human Services.  Until May
      1996, she was a Trustee of the Clients' Security Fund of the District of Columbia Bar and President of Temple Sinai. She is 52 years old and her address is c/o Hogan & Hartson, Columbia Square, 555
      Thirteenth Street, N.W., Washington, D.C. 20004-1109.

LYLE E. GRAMLEY, Board Member. Consulting economist, since June 1992, and, from 1985 to May 1992, Senior Staff Vice President and Chief
      Economist, of Mortgage Bankers Association of America.  Since
      February 1993, Mr. Gramley has served as a director of IndyMac
      Mortgage Holdings, Inc. (formerly, CWM Mortgage Holdings, Inc.), and, since February 1996, as a director of NUWave Technologies, Inc. From
      1980 to 1985, he was a member of the Board of Governors of the Federal Reserve System. He is 72 years old and his address is 12901
      Three Sisters Road, Potomac, Maryland 20854.


WARREN B. RUDMAN, Board Member.  Since January 1993, Partner in the law firm
      Paul, Weiss, Rifkind, Wharton & Garrison. Mr. Rudman also is a director of Prime Succession, Inc., Collins & Aikman Corporation,
      Chubb Corporation, Raytheon Company and Allied Waste Industries,
      Inc., and serves on the Board of Governors of the American Stock
      Exchange.  He is also a member of the President's Foreign
      Intelligence Advisory Board (as Vice Chairman through February 1998 and currently as Chairman) and a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University. From January 1981 to January 1993, Mr. Rudman served as a United States Senator from the State of New Hampshire.
      He is 69 years old and his address is 1615 L Street, N.W., Suite
      1300, Washington D.C. 20036.


     For so long as a Fund's plan described in the sections captioned
"Service Plans" or "Shareholder Services Plans" remains in effect, the Board members of such Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

     Board members of each Fund are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 1999 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1998, are set forth below.


                                                          Total
Name of Board                           Aggregate         Compensation
Member and Fund                         Compensation      from Funds and
                                        from Fund         Fund Complex Paid
                                        (+)(**)           to Board Member
___________________                     ____________      _________________

Joseph S. DiMartino                                       $619,660 (187)

Dreyfus Cash Management                   $7,500
Dreyfus Cash Management Plus, Inc.        $7,500
Dreyfus Government Cash                   $7,500
Management Funds***
Dreyfus Treasury Cash Management          $7,500
Dreyfus Treasury Prime Cash Management    $7,500
Dreyfus Municipal Cash                    $7,500
Management Plus
Dreyfus Tax Exempt Cash Management        $7,500
Dreyfus New York Municipal                $5,000
Cash Management


                                                            Total Compensation
Name of Board                        Aggregate              From Funds and
Member and Fund                      Compensation           Fund Complex Paid
                                     from Fund (+)(**)      to Board Member

David W. Burke                                              $233,500 (62)

Dreyfus Cash Management                $  6,000
Dreyfus Cash Management Plus, Inc.     $  6,000
Dreyfus Government Cash                $  6,000
Management Funds***
Dreyfus Treasury Cash Management       $  6,000
Management
Dreyfus Treasury Prime Cash Management $  6,000
Dreyfus Municipal Cash                 $  6,000
Management Plus
Dreyfus Tax Exempt Cash Management     $  6,000
Management
Dreyfus New York Municipal             $  4,000
Cash Management

Isabel P. Dunst                                             $ 46,000 (9)

Dreyfus Cash Management                $  6,000
Dreyfus Cash Management Plus, Inc.     $  6,000
Dreyfus Government Cash                $  6,000
Management Funds***
Dreyfus Treasury Cash Management       $  6,000
Dreyfus Treasury Prime Cash            $  6,000
Management
Dreyfus Municipal Cash                 $  6,000
Management Plus
Dreyfus Tax Exempt Cash                $  6,000
Management
Dreyfus New York Municipal             $  4,000
Cash Management

Lyle E. Gramley                                             $ 46,000 (9)

Dreyfus Cash Management                $  6,000
Dreyfus Cash Management Plus, Inc.     $  6,000
Dreyfus Government Cash                $  6,000
Management Funds***
Dreyfus Treasury Cash Management       $  6,000
Dreyfus Treasury Prime Cash            $  6,000
Management
Dreyfus Municipal Cash                 $  6,000
Management Plus
Dreyfus Tax Exempt Cash Management     $  6,000
Dreyfus New York Municipal             $  4,000
Cash Management



Name of Board                 Aggregate Compensation    Total Compensation from
Member and Fund               Compensation              Funds and Fund Complex
                              from Fund (+)(**)         Paid to Board Member


Warren B. Rudman                                          $ 82,000 (25)

Dreyfus Cash Management              $5,500
Dreyfus Cash Management Plus, Inc.   $5,500
Dreyfus Government Cash              $5,500
Management Funds***
Dreyfus Treasury Cash Management     $5,500
Dreyfus Treasury Prime Cash          $5,500
Management
Dreyfus Municipal Cash               $5,500
Management Plus
Dreyfus Tax Exempt Cash              $5,500
Management
Dreyfus New York Municipal           $3,500
Cash Management

___________________________

(+) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."

(*) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Fund, for which the Board member serves.

(**) Amount does not include reimbursed expenses for attending Board meetings, which amounted to approximately $6,611 in the aggregate for all Board Members as a group, all of which was paid by the Manager. See
      "Management Arrangements."

(***) Includes Dreyfus Government Cash Management and Dreyfus Government
      Prime Cash Management.


Officers of the Funds

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
      Officer, Chief Compliance Officer, and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston
      Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager.
      From August 1996 to March 1998, she was Vice President and Assistant
      General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray.
      She is 39 years old.


FREDERICK C. DEY, Vice President and Assistant Treasurer and Assistant
      Secretary.  Vice President, New Business Development of Funds
      Distributor Inc. and an officer of other investment companies advised or administered by the Manager. From 1988 to August 1994, He was Manager of High Performance Fabrics Division of Springs Industries,
      Inc., where he was responsible for sales and marketing. Prior to joining Springs Industries, Mr. Dey served as an analyst at Lebow
      Industries.  Mr. Dey holds his NASD Series 7 and 63 licenses.  He is
      37 years old.


STEPHANIE D. PIERCE, Vice President, Assistant Treasurer and Assistant
      Secretary.  Vice President of the Distributor and Funds Distributor,
      Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August
      1995 to April 1997, she was an Assistant Vice President with Hudson
      Valley Bank, and from September 1990 to August 1995, she was Second
      Vice President with Chase Manhattan Bank.  She is 30 years old.


JOHN P. COVINO, Vice President and Assistant Treasurer.  Vice President and
      Treasury Group Manager of Treasury Servicing and Administration of
      Funds Distributor Inc. and an officer of other investment companies advised or administered by the Manager. From December 1995 to November 1998, He was employed by Fidelity Investments in their Institutional Brokerage Group. Prior to December 1995, Mr. Covino was employed by SunGard Brokerage Systems in the accounting product group. He is 35 years old.


MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From
      September 1989 to July 1994, she was an Assistant Vice President and
      Client Manager for The Boston Company, Inc.  She is 35 years old.


GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
      President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice
      President and Senior Key Account Manager for Putnam Mutual Funds.
      From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. He is 44 years old.


JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
      President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From
      July 1988 to August 1994, he was employed by The Boston Company, Inc.
      where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
      President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From
      April 1993 to January 1995, he was a Senior Fund Accountant for
      Investors Bank & Trust Company.  He is 30 years old.


KAREN JACOPPO-WOOD, Vice President and Assistant Secretary. Vice President and Senior counsel of Funds Distributor Inc. and an officer of other investment companies advised or administered by the Manager. From
      June 1994 to January 1996, she was Manager of SEC Registration at
      Scudder, Stevens & Clark, Inc. Prior to June 1994, she was a senior paralegal at The Boston Company Advisors, Inc. She is 32 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
      President and Senior Associate General Counsel of Funds Distributor,
      Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 34 years old.

KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
      Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
      President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From
      March 1990 to May 1996, she was employed by U.S. Trust Company of New
      York where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Funds is 200 Park Avenue, New York, New York 10166.


     Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on May 4, 1999.


     Set forth in "Appendix D" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Administrative Shares, Investor
Shares or Participant Shares outstanding on May 4, 1999.


     A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS

     Investment Adviser.  The Manager is a wholly-owned subsidiary of Mellon
Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation
("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal
Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.


     The Manager provides management services pursuant to separate
Management Agreements (respectively, the "Agreement") dated August 24, 1994 with each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Agreement was approved by Fund shareholders on August 5, 1994 (except as to Dreyfus
Government Prime Cash Management), and was last approved by each Fund's
Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on May 19, 1999.
With respect to Dreyfus Government Prime Cash Management, the Agreement was approved by Fund shareholders on February 27, 1998, and was approved by the Fund's Board at a meeting held on January 30, 1998. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each
Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer;
Stephen E. Canter, President, Chief Operating Officer, Chief Investment
Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; J. David Officer,
Vice Chairman and a director;  Ronald P. O'Hanley III, Vice Chairman;
William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice
President, General Counsel and Secretary, Diane P. Durnin, Vice President-
Product Development; Patrice M. Kozlowski, Vice President-Corporate
Communications;  Mary Beth Leibig, Vice President-Human Resources;  Andrew
S. Wasser, Vice President-Information Systems;  Theodore A. Schachar, Vice
President;  Wendy Strutt, Vice President; William H. Maresca, Controller;
James Bitetto, Assistant Secretary;  Steven F. Newman, Assistant Secretary;
and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C.
McGuinn, Richard W. Sabo and Richard F. Syron, directors.


     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's
Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable
Funds are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas
Riordan.  The portfolio managers of the Tax Exempt Funds are Joseph P.
Darcy, A. Paul Disdier, Douglas J. Gaylor, Karen M. Hand, Stephen C. Kris,
Richard J. Moynihan, Michael Petty, Jill C. Shaffro, Samuel J. Weinstock, and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of .20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years and, with respect to Dreyfus Cash Management Plus, Dreyfus Treasury Cash Management, Dreyfus
Treasury Prime Cash Management, Dreyfus Municipal Cash Management and
Dreyfus New York Municipal Cash Management*, for the stated fiscal period ended January 31, 1997:

                                     Fiscal Year Ended January 31,
                                    1999         1998          1997
                                    ____         ____          ____

Dreyfus Cash Management             $10,239,876  $ 7,570,522  $ 6,271,157

Dreyfus Government Cash
    Management                      $10,333,829  $10,665,030  $10,873,643

Dreyfus Government Prime Cash
     Management**                    $  502,738          N/A          N/A

Dreyfus Tax Exempt Cash
    Management                       $3,167,555  $3,136,936   $2,873,913



                                             Six Month
                     Fiscal Year Ended        Period
                        January 31,            Ended       Fiscal Year Ended
                                             January 31,       July 31,
                      1999        1998          1997              1996
                      ____        ____          ____              ____
Dreyfus Treasury
 Cash Management*     $7,876,585  $6,593,106  $2,984,786    $5,232,465

Dreyfus New York
  Municipal Cash
  Management*         $  464,622  $  347,831  $  150,092    $  210,603


                                             One Month      Fiscal Year
                      Fiscal Year Ended      Period Ended       Ended
                         January 31,         January 31,    December 31,
                       1999       1998          1997            1996
                       ____       ____          ____            ____
Dreyfus Municipal
 Cash Management
     Plus*             $458,433   $403,000   $32,580        $459,763



                                                 Four Month      Fiscal Year
                      Fiscal Year Ende           Period Ended       Ended
                         January 31,             January 31,     September 30,
                       1999         1998          1997               1996
                       ____         ____          ____               ____
Dreyfus Cash
Management Plus        $15,318,734  $14,788,809  $4,417,546      $11,722,426


                                                    Eleven Month    Fiscal Year
                                                    Period Ended     Ended
                     Fiscal Year Ended January 31   January 31,     February 29,
                          1999           1998         1997             1996
                          ____           ____         ____              ____

Dreyfus Treasury Prime
Cash Management           $7,187,183     $6,765,077   $6,363,231    $6,907,593


*  Dreyfus Treasury Cash Management and Dreyfus New York Municipal Cash
   Management each changed their fiscal year end from July 31 to January 31;
   Dreyfus Municipal Cash Management Plus changed its fiscal year end from December 31 to January 31; Dreyfus Treasury Prime Cash Management changed its fiscal year end from the last day of February to January 31; and Dreyfus Cash
   Management Plus changed its fiscal year end from September 30 to January 31.

** For the period from February 27, 1998 (commencement of investment operations) to January 31, 1999.

    As to each Fund, for the fiscal year ending January 31, 2000 and thereafter, until the Manager gives the Fund's investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of .20% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans."

     In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor.  The Distributor, located at 60 State Street, Boston,
Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

     Transfer and Dividend Disbursing Agent and Custodian.  Dreyfus
Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), 90 Washington Street, New York,
New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES

     Each Fund offers four classes of shares--Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plan."

     The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.
An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

     The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

     Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares.
Investors should consult their Service Agents in this regard.

     Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call
Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds
(monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal
Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

     Taxable Funds--Each of these Funds' net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York
Stock Exchange or the Transfer Agent, is open for business.





     As to each Fund except Dreyfus Government Prime Cash Management and
Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus
Institutional Services Division prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.


     As to Dreyfus Government Prime Cash Management and Dreyfus Treasury
Prime Cash Management only, orders placed with Dreyfus Institutional
Services Division in New York prior to 3:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., New York time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.


     Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective.
Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.

     Tax Exempt Funds--Each of these Funds' net asset value per share is determined twice daily: (i) as of 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

     Investors whose orders are placed with, and payments are received in or converted into Federal Funds by, the Custodian by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.

     Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., New
York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.


                                SERVICE PLANS
                 (ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                          PARTICIPANT SHARES ONLY)

     Each Fund has adopted a Service Plan pursuant to Rule 12b-1 under the
1940 Act (the "Rule") for its Administrative Shares, Investor Shares and
Participant Shares.  The Rule provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The  Board has adopted a separate plan (the "Service Plan") with respect to each Fund's
Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing and for providing certain services to shareholders of the
respective class of shares.   These services include answering shareholder
inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts
("Servicing").  Under the Service Plan, as to each relevant class, the
Distributor and Dreyfus may make payments to Service Agents in respect to
these services.   Generally, the Service Agent will provide holders of
Administrative, Investor or Participant Shares a consolidated statement.
The Service Agent generally also will provide the holders of Investor or
Participant Shares checkwriting privileges and, in the case of Participant
Shares, automated teller machine access, and bill paying services.   The
amount paid under the Service Plan for Servicing is intended to be a
"service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee.  The fees payable under the Service Plan are payable without regard to actual expenses incurred.  The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such
Fund and the holders of its Administrative Shares, Investor Shares and
Participant Shares.

     A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.
Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Board members of each Fund last so approved the Fund's
Service Plan at a meeting held on May 19, 1999. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

     Set forth below are the total amounts paid by each Fund pursuant to its Service Plan to (i) the Distributor as reimbursement for distributing
Administrative Shares, Investor Shares, and Participant Shares ("Distributor
Payments") and (ii) Dreyfus for advertising and marketing and for providing services to holders of such classes of shares ("Dreyfus Payments"), for the fiscal year ended January 31, 1999 are as follows:




                        Total Amount
Name of Fund            Paid Pursuant to
and Share Class         Service Plan         Distributor Payments    Dreyfus Payments
_______________         ________________     ____________________    ________________
Dreyfus Cash
 Management
Administrative Shares   $   48,700           $  48,700               $   0
Investor Shares         $1,102,657           $  384,294              $ 718,363
Participant Shares       $ 248,801           $  243,540              $   5,261

Dreyfus Cash
   Management Plus
Administrative Shares   $   29,415           $   29,415              $  0
Investor Shares         $1,867,072           $1,659,873              $207,199
Participant Shares      $  304,277           $  304,277              $  0

Dreyfus Government
  Prime Cash
  Management*
Administrative Shares   $      104           $      104              $  0
Investor Shares         $   11,000           $   11,000              $  0
Participant Shares      $  610,690           $  610,690              $  0

Dreyfus Government
  Cash Management
Administrative Shares   $  110,523           $  110,523              $  0
Investor Shares         $1,708,940           $  987,473              $721,467
Participant Shares      $  216,432           $  216,432              $  0

Dreyfus Treasury
  Cash Management
Administrative Shares   $   14,327           $   14,327              $  0
Investor Shares         $1,488,972           $1,053,265              $435,707
Participant Shares      $  455,495           $  455,495              $  0


                        Total Amount
Name of Fund            Paid Pursuant to
and Share Class         Service Plan         Distributor Payments    Dreyfus Payments
_______________         ________________     ____________________    ________________

Dreyfus Treasury
  Prime Cash
  Management
Administrative Shares   $   54,615           $   54,615              $  0
Investor Shares         $  924,779           $  924,779              $  0
Participant Shares      $  598,703           $  598,703              $  0

Dreyfus Tax Exempt
  Cash Management
Administrative Shares   $      480           $      480              $  0
Investor Shares         $  341,577           $  270,972              $ 70,605
Participant Shares      $  283,115           $  283,115              $  0


                        Total Amount
Name of Fund            Paid Pursuant to
and Share Class         Service Plan         Distributor Payments    Dreyfus Payments
_______________         ________________     ____________________    ________________

Dreyfus Municipal
  Cash Management
  Plus
Administrative Shares   $    0               $    0                  $  0
Investor Shares         $  113,357           $  113,357              $  0
Participant Shares      $   53,071           $   53,071              $  0

Dreyfus New York
  Municipal Cash
  Management
Administrative Shares   $    0               $    0                  $  0
Investor Shares         $   29,214           $   11,347              $ 17,867
Participant Shares      $    2,648           $    2,578              $     70
____________________
*  For the period from February 27, 1998 (commencement of investment operations) to January 31, 1999.



                         SHAREHOLDER SERVICES PLANS
                         (INSTITUTIONAL SHARES ONLY)

     Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Dreyfus Service Corporation an amount not to exceed the annual rate of .25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Board members of each Fund last so approved the Fund's Plan at a meeting held on May 19, 1999. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

     The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management Arrangements."

                            HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management--If a redemption request is received in proper form, and transmitted to the Custodian by 5:00 p.m., New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.

Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management--If a redemption request is received in proper form, and transmitted to the Custodian by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.

     Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                                 Transfer Agent's
Transmittal Code                 Answer Back Sign
________________                 ________________

144295                           144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.


                      DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

                            SHAREHOLDER SERVICES

     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only). To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only), if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for the fiscal year ended January 31, 1999 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

     Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or the Federal National Mortgager Association, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends
paid that may qualify for such tax-free treatment.   Investors should then
consult with their tax advisers with respect to the application of state and local laws to these distributions.

                           PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

     Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

     Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising each Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

                              YIELD INFORMATION

     For the seven-day period ended January 31, 1999, the yield and effective yield for Institutional Shares, Administrative Shares, Investor Shares, and Participant Shares of each Fund were as follows:

Name of Fund and Class      Yield              Effective Yield
______________________      _____              _______________

Dreyfus Cash Management

Institutional Shares        4.92%              5.04%
Administrative Shares       4.83%              4.95%
Investor Shares             4.68%              4.79%
Participant Shares          4.53%              4.63%

Dreyfus Cash Management
Plus

Institutional Shares        4.92%              5.04%
Administrative Shares       4.83%              4.95%
Investor Shares             4.67%              4.78%
Participant Shares          4.52%              4.62%

Dreyfus Government Cash
Management

Institutional Shares        4.80%              4.91%
Administrative Shares       4.70%              4.81%
Investor Shares             4.55%              4.65%
Participant Shares          4.40%              4.50%

Dreyfus Government Prime
Cash Management

Institutional Shares        4.86%              4.98%
Administrative Shares       4.76%              4.87%
Investor Shares             4.61%              4.72%
Participant Shares          4.46%              4.56%

Dreyfus Treasury Cash
Management

Institutional Shares        4.58%              4.68%
Administrative Shares       4.48%              4.58%
Investor Shares             4.35%              4.44%
Participant Shares          4.18%              4.27%

Dreyfus Treasury Prime Cash
Management

Institutional Shares        4.54%              4.64%
Administrative Shares       4.44%              4.54%
Investor Shares             4.28%              4.37%
Participant Shares          4.15%              4.24%

Dreyfus Municipal Cash
Management Plus

Institutional Shares        2.83%              2.87%
Administrative Shares       2.73%              2.77%
Investor Shares             2.58%              2.61%
Participant Shares          2.43%              2.46%

Dreyfus Tax Exempt Cash
Management

Institutional Shares        2.76%              2.80%
Administrative Shares       2.62%              2.65%
Investor Shares             2.51%              2.54%
Participant Shares          2.37%              2.40%

Dreyfus New York Municipal
Cash Management

Institutional Shares        2.65%              2.68%
Administrative Shares       2.55%              2.58%
Investor Shares             2.39%              2.42%
Participant Shares          2.25%              2.28%


     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Shares, Investor Shares and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares and the performance of Participant Shares should be expected to be lower than that of Investor Shares.


     As to the Tax Exempt Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 1999 Federal income tax rate of 39.60%, the tax equivalent yield for the 7-day period ended January 31, 1999 for Institutional Shares, Administrative Shares, Investor Shares and Participant Shares of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management was as follows:



Name of Fund and Class                Tax Equivalent Yield
______________________                ____________________

Dreyfus Municipal Cash
Management Plus

Institutional Shares                          4.69%
Administrative Shares                         4.52%
Investor Shares                               4.27%
Participant Shares                            4.02%

Dreyfus Tax Exempt Cash
Management

Institutional Shares                          4.57%
Administrative Shares                         4.34%
Investor Shares                               4.16%
Participant Shares                            3.92%

     Based upon a combined 1999 Federal, New York State, and New York City personal income tax rate of 46.05%, the tax equivalent yield for the seven-day period ended January 31, 1999 for Dreyfus New York Municipal Cash Management was as follows:

Dreyfus New York Municipal Cash
Management

Institutional Shares                          4.91%
Administrative Shares                         4.73%
Investor Shares                               4.43%
Participant Shares                            4.17%


     The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management represent the application of the highest Federal marginal personal income tax rate currently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus represent the application of the highest Federal, New York State and New York City marginal personal income tax rates presently in effect. For Federal income tax purposes, a 39.60% rate has been used, and for New York State and New York City personal income tax purposes, the rates of 7.875% and 4.46%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


     From time to time, each Tax Exempt Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

     From time to time, comparative performance information may be used in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate MonitorT, IBC's Money Fund ReportT, IBC's Rated Money Fund ReportT, Morningstar, Inc. and other industry publications.

     From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Fund also may discuss the availability and benefits of offering the Funds as investment vehicles for commercial sweep accounts, and may discuss statistics, data, and industry trends in this regard.

     In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into over a one trillion dollar industry.


     Each Fund is a member of the Dreyfus Family of Cash Management Funds, which are designed to meet the needs of an array of institutional investors. As of April 27, 1999, the total net assets of all of the funds composing the Dreyfus Family of Cash Management Funds amounted to approximately $27.5 billion.


                         INFORMATION ABOUT THE FUNDS

     Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland Corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Funds' Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board believes that such laws should not preclude a bank from acting on behalf of clients as contemplated by the Prospectuses or this Statement of Additional Information. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by the Prospectuses or this Statement of Additional Information. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then
being provided by the bank.   The Funds do not expect that their respective
shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

     Each Fund sends annual and semi-annual financial statements to all its shareholders.


                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.


     Ernst & Young LLP, independent auditors, have been selected as independent auditors of each Fund.




                                 APPENDIX A
                          (DREYFUS CASH MANAGEMENT
                                     AND
                     DREYFUS CASH MANAGEMENT PLUS, INC.)

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.


Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                 APPENDIX B
                             (TAX EXEMPT FUNDS)


     Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                     AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                     AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

                                    SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

                                     Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                     Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                     AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                    F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                     F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                     F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


                                 APPENDIX C
                (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT)

                 INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

     The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the Annual Information Statement of the State of New York dated June 26, 1998 and a supplement thereto dated November 4, 1998. The factors affecting the financial condition of New York State (the "State") and New York City (the "City") are complex and the following description constitutes only a summary.

General

     New York is the third most populous state in the nation and has a relatively high level of personal wealth. The state's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

     Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

     Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

     Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

     Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-sixth of all nonfarm labor and proprietors' income.

     Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

     Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

     Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance, and real estate share, as measured by income, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.

Economic Outlook

U. S. Economy

     Economic growth during both 1998 and 1999 is expected to be slower than it was during 1997. The financial and economic turmoil which started in Asia and has spread to other parts of the world is expected to continue to negatively affect U.S. trade balances throughout most of 1999. In addition, growth in domestic consumption, which has been a major driving force behind the nation's strong economic performance in recent years, is expected to slow in 1999 as consumer confidence retreats from historic highs and the stock market ceases to provide large amounts of extra discretionary income. However, the lower short-term interest rates which are expected to be in force during 1999 should help prevent a recession. The revised forecast projects real GDP growth of 3.4 percent in 1998, moderately below the 1997 growth rate. In 1999, real GDP growth is expected to fall further, to 1.6 percent. The growth of nominal GDP is projected to decline from 5.9 percent in 1997 to 4.6 percent in 1998 and 3.7 percent in 1999. The inflation rate is expected to drop to 1.7 percent in 1998 before rising to 2.7 percent in 1999. The annual rate of job growth is expected to be 2.5 percent in 1998, almost equaling the strong growth rate experienced in 1997. In 1999, however, employment growth is forecast to slow markedly, to 1.9 percent. Growth in personal income and wages is expected to slow in 1998 and again in 1999.

State Economy

     Continued growth is projected in 1998 and 1999 for employment, wages, and personal income, although, for 1999, a significant slowdown in the growth rates of personal income and wages are expected. The growth of personal income is projected to rise from 4.7 percent in 1997 to 5.0 percent in 1998, but then drop to 3.4 percent in 1999, in part because growth in bonus payments is expected to moderate significantly, a distinct shift from the unusually high increases of the last few years. Overall employment growth is expected to be 2.0 percent in 1998, the strongest in a decade, but is expected to drop to 1.0 percent in 1999, reflecting the slowing growth of the national economy, continued spending restraint in government, less robust profitability in the financial sector and continued restructuring in the manufacturing, health care, and banking sectors.

State Financial Plan

     The State Constitution requires the Governor to submit to the legislature a balanced executive budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.

1998-99 Fiscal Year

     The State's current fiscal year began on April 1, 1998 and ends on March 31, 1999 and is referred to herein as the State's 1998-99 fiscal year. The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the current fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes. On April 25, 1998, the Governor vetoed certain items that the Legislature added to the Executive Budget. The Legislature had not overridden any of the Governor's vetoes as of the start of the legislative recess on June 19, 1998 (under the State Constitution, the Legislature can override one or more of the Governor's vetoes with the approval of two-thirds of the members of each house).

     General Fund disbursements in 1998-99 are now projected to grow by $2.43 billion over 1997-98 levels, or $690 million more than proposed in the Governor's Executive Budget, as amended. The change in General Fund disbursements from the Executive Budget to the enacted budget reflects legislative additions (net of the value of the Governor's vetoes), actions taken at the end of the regular legislative session, as well as spending that was originally anticipated to occur in 1997-98 but is now expected to occur in 1998-99. The State projects that the 1998-99 State Financial Plan is balanced on a cash basis, with an estimated reserve for future needs of $761 million.

     The State's enacted budget includes several new multi-year tax reduction initiatives, including acceleration of State-funded property and local income tax relief for senior citizens under the School Tax Relief Program (STAR), expansion of the child care income-tax credit for middle-income families, a phased-in reduction of the general business tax, and reduction of several other taxes and fees, including an accelerated phase-out of assessments on medical providers. The enacted budget also provides for significant increases in spending for public schools, special education programs, and for the State and City university systems. It also allocates $50 million for a new Debt Reduction Reserve Fund (DRRF) that may eventually be used to pay debt service costs on or to prepay outstanding State-supported bonds.

     The 1998-99 State Financial Plan projects a closing balance in the General Fund of $1.42 billion that is comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund (TSRF), a balance of $158 million in the Community Projects Fund (CPF), and a balance of $100 million in the Contingency Reserve Fund (CRF). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.

     Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein, and those projections may be changed materially and adversely from time to time. See "Special Considerations" below for a discussion of risks and uncertainties faced by the State.

Second Update (current fiscal year)

     On October 30, 1998, the State issued the second of its three quarterly updates to the 1998-99 Financial Plan. In the Mid-Year Update, the State continues to project that the State Financial Plan for 1998-99 will remain in balance. The State now projects total receipts in 1998-99 of $37.84 billion, an increase of $29 million over the amount projected in the First Quarterly Update. The State has made no changes to its July disbursement projections, with total disbursements of $36.78 billion expected for the current fiscal year. The additional receipts increase the State's projected surplus (reserve for future needs) by $29 million over the July estimate, to $1.04 billion.

     The Financial Plan now projects a closing balance in the General Fund of $1.7 billion. The balance is comprised of the $1.04 billion reserve for future needs, $400 million in the Tax Stabilization Reserve Fund, $100 million in the Contingency Reserve Fund (after a planned deposit of $32 million in 1998-99), and $158 million in the Community Projects Fund.

     The State ended the first six months of 1998-99 fiscal year with a General Fund cash balance of $5.02 billion, roughly $143 million higher than projected in the cash flow accompanying the July Update to the Financial Plan. Total receipts, including transfers from other funds, were approximately $52 million higher than expected, with the increase comprised of additional tax revenues ($22 million) and transfers from other funds ($30 million). Total spending through the first six months of the fiscal year was $16.28 billion, or $91 million lower than projected in July. This variance resulted primarily from higher spending in Grants to Local Governments ($27 million), offset by lower spending in State Operations ($124 million). These variances are timing-related and should not affect total disbursements for the fiscal year.

Outyear Projections Of Receipts And Disbursements

     State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State, as a part of the 1998-99 Executive Budget projections submitted to the Legislature in February 1998, projected a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. However, the State's projections in 1999-00 currently assume actions to achieve $600 million in lower disbursements and $250 million in additional receipts from the settlement of State claims against the tobacco industry. Consistent with past practice, the projections do not include any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. The State expects that the 1999-00 Financial Plan will achieve savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to bring projected disbursements and receipts into balance.

     The State will formally update its outyear projections of receipts and disbursements for the 2000-01 and 2001-02 fiscal years as a part of the 1999-00 Executive Budget process, as required by law. The revised expectations for years 2000-01 and 2001-02 will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 1999-00 Executive Budget recommendations. The STAR program, which dedicates a portion of personal income tax receipts to fund school tax reductions, has a significant impact on General Fund receipts. STAR is projected to reduce personal income tax revenues available to the General Fund by an estimated $1.3 billion in 2000-01. Measured from the 1998-99 base, scheduled reductions to estate and gift, sales and other taxes, reflecting tax cuts enacted in 1997-98 and 1998-99, will lower General Fund taxes and fees by an estimated $1.8 billion in 2000-01. Disbursement projections for the outyears currently assume additional outlays for school aid, Medicaid, welfare reform, mental health community reinvestment, and other multi-year spending commitments in law. See "Special Considerations" below for a description of other risks and uncertainties associated with the State Financial Plan process.

Special Considerations

     The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal
government, that are not under the control of the State.   Because of the
uncertainty and unpredictability of these factors, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     Projections of total State receipts in the Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

     An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

     The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

     Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government have helped to create projected structural budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. For example, the fiscal effects of tax reductions adopted in the last several fiscal years (including 1998-99) are projected to grow more substantially beyond the 1998-99 fiscal year, with the incremental annual cost of all currently enacted tax reductions estimated at over $4 billion by the time they are fully effective in State fiscal year 2002-03. These actions will place pressure on future budget balance in New York State.

1998-99 State Financial Plan

     Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

General Fund

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1998-99 fiscal year, the General Fund is expected to account for approximately 47.6 percent of all Governmental Funds disbursements and 70.1 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. Total receipts and transfers from other funds are projected to be $37.56 billion, an increase of $3.01 billion from the 1997-98 fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $36.78 billion, an increase of $2.43 billion from the 1997-98 fiscal year.

Projected General Fund Receipts

     Total General Fund receipts in 1998-99 are projected to be $37.56 billion, an increase of over $3 billion from the $34.55 billion recorded in 1997-98. This total includes $34.36 billion in tax receipts, $1.40 billion in miscellaneous receipts, and $1.80 billion in transfers from other funds.

     The transfer of a portion of the surplus recorded in 1997-98 to 1998-99 exaggerates the "real" growth in State receipts from year to year by depressing reported 1997-98 figures and inflating 1998-99 projections. Conversely, the incremental cost of tax reductions newly effective in 1998-99 and the impact of statutes earmarking certain tax receipts to other funds work to depress apparent growth below the underlying growth in receipts attributable to expansion of the State's economy. On an adjusted basis, State tax revenues in the 1998-99 fiscal year are projected to grow at approximately 7.5 percent, following an adjusted growth of roughly nine percent in the 1997-98 fiscal year. The discussion below summarizes the State's projections of General Fund taxes and other revenues for the 1998-99 Fiscal year.

     The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based with certain modifications on federal definitions of income and deductions. This tax continues to account for over half of the State's General Fund receipts base. Net personal income tax collections are projected to reach $21.24 billion, nearly $3.5 billion above the reported 1997-98 collection total. Since 1997 represented the completion of the 20 percent income tax reduction program enacted in 1995, growth from 1997 to 1998 will be unaffected by major income tax reductions. Adding to the projected annual growth is the net impact of the transfer of the surplus from 1997-98 to the current year which affects reported collections by over $2.4 billion on a year-over-year basis, as partially offset by the diversion of slightly over $700 million in income tax receipts to the STAR fund to finance the initial year of the school tax reduction program. The STAR program was enacted in 1997 to increase the State share of school funding and reduce residential school taxes. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.7 billion, an increase of over 9 percent. This growth is largely a function of over 8 percent growth in income tax liability projected for 1998 as well as the impact of the 1997 tax year settlement on 1998-99 net collections.

     User taxes and fees are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation (LGAC) debt service requirements), cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. A portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax are earmarked for dedicated transportation funds.

     Receipts from user taxes and fees are projected to total $7.14 billion, an increase of $107 million from reported collections in the prior year.
The sales tax component of this category accounts for all of the 1998-99 growth, as receipts from all other sources decline $100 million. The growth in yield of the sales tax in 1998-99, after adjusting for tax law and other changes, is projected at 4.7 percent. The yields of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These General Fund declines are exacerbated in 1998-99 by revenue losses from scheduled and newly enacted tax reductions, and by an increase in earmarking of motor vehicle registration fees to the Dedicated Highway and Bridge Trust Fund.

     Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable periods ending in 1997 and thereafter.

     Total business tax collections in 1998-99 are now projected to be $4.96 billion, $91 million less than received in the prior fiscal year. The category includes receipts from the largely income-based levies on general business corporations, banks and insurance companies, gross receipts taxes on energy and telecommunication service providers and a per-gallon imposition on petroleum business. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes between the two years. These include the first year of utility-tax rate cuts and the Power for Jobs tax reduction program for energy providers, and the scheduled additional diversion of General Fund petroleum business and utility tax receipts to other funds. In addition, profit growth is also expected to slow in 1998.

     Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate (this tax was repealed in 1996), a pari-mutuel tax and other minor levies. They are now projected to total $1.02 billion -- $75 million below last year's amount. Two factors account for a significant part of the expected decline in collections from this category. First, the effects of the elimination of the real property gains tax collections; second, a decline in estate tax receipts, following the explosive growth recorded in 1997-98, when receipts expanded by over 16 percent.

     Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Total miscellaneous receipts are projected to reach $1.40 billion, down almost $200 million from the prior year, reflecting the loss of non-recurring receipts in 1997-98 and the growing effects of the phase-out of the medical provider assessments.

     Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. Transfers from other funds are expected to total $1.8 billion, or $222 million less than total receipts from this category during 1997-98. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $51 million, while transfers from all other funds are expected to fall by $273 million, primarily reflecting the absence, in 1998-99, of a one-time transfer of nearly $200 million for retroactive reimbursement of certain social services claims from the federal government.

Projected General Fund Disbursements

     General Fund disbursements in 1998-99, including transfers to support capital projects, debt service and other funds are estimated at $36.78 billion. This represents an increase of $2.43 billion or 7.1 percent from 1997-98. Nearly one-half of the growth is for educational purposes, reflecting increased support for public schools, special education programs and the State and City university systems. The remaining increase is primarily for Medicaid, mental hygiene, and other health and social welfare programs, including children and family services. The 1998-99 Financial Plan also includes funds for the current negotiated salary increases for State employees, as well as increased transfers for debt service.

     Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals.
The 1998-99 Financial Plan projects spending of $25.14 billion in this category, an increase of $1.88 billion or 8.1 percent over the prior year. The largest annual increases are for educational programs, Medicaid, other health and social welfare programs, and community projects grants.

     The 1998-99 budget provides $9.65 billion in support of public schools. The year-to-year increase of $769 million is comprised of partial funding for a 1998-99 school year increase of $847 million as well as the remainder of the 1997-98 school year increase that occurs in State fiscal year 1998-
99. Spending for all other educational programs, which includes the State and City university systems, the Tuition Assistance Programs, and handicapped programs, is estimated at $3.00 billion, an increase of $270 million over 1997-98 levels.

     Medicaid costs are estimated at $5.60 billion, an increase of $144 million from the prior year. After adjusting 1997-98 for the $116 million prepayment of an additional Medicaid cycle, Medicaid spending is projected to increase $260 million or 4.9 percent. Disbursements for all other health and social welfare programs are projected to total $3.63 billion, an increase of $131 million from 1997-98. This includes an increase in support for children and families and local public health programs, offset by a decline in welfare spending of $75 million that reflects continuing State and local efforts to reduce welfare fraud, declining caseloads, and the impact of State and federal welfare reform legislation.

     Remaining disbursements primarily support community-based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments are projected at $837 million, an increase of approximately $37 million from 1997-98.

     State operations spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system (SUNY), the Legislature, and the court system. Personal service costs account for approximately 73 percent of spending in this category. Since January 1995, the State's workforce has been reduced by about 10 percent and is projected to remain at its current level of approximately 191,000 persons in 1998-99.

     State operations spending is projected at $6.70 billion, an increase of $511 million of 8.3 percent from the prior year. This increase is primarily due to an additional payroll cycle in 1998-99, a 3.5 percent general salary increase on October 1, 1998 for most State employees, the loss of federal receipts that would otherwise lower General Fund spending in mental hygiene programs, and a projected 15.6 percent increase in the Judiciary's budget.

     General State charges account primarily for the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers.

     Disbursements in this category are estimated at $2.22 billion, a decrease of $50 million from the prior year. This annual decline reflects projected decreases in pension costs and Court of Claims payments, offset by modest projected increases for health insurance contributions, social security costs, and the loss of reimbursements due to a reduction in the fringe benefit rate charged to positions financed by non-General Fund sources.

     Debt service paid from the General Fund reflects debt service on short-term obligations of the State, and includes only interest costs on the State's commercial paper program. The 1998-99 debt service estimate is $11 million, reflecting relative stability in short-term interest rates. The State's short-term TRAN borrowing program was eliminated in 1995.

     Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.

     Transfers in support of debt service are projected at $2.13 billion in 1998-99, an increase of $110 million from 1997-98. The increase reflects the impact of certain prior year bond sales (net of refunding savings), and certain bond sales planned to occur during the 1998-99 fiscal year. The State Financial Plan also establishes a transfer of $50 million to the new Debt Reduction Reserve Fund. The Fund may be used, subject to enactment of new appropriations, to pay the debt service costs on or to prepay State-supported bonds.

     Transfers in support of capital projects provide General Fund support for projects not otherwise financed through bond proceeds, dedicated taxes and other revenues, or federal grants. These transfers are projected at $200 million for 1998-99, comparable to last year.

     Remaining transfers from the General Fund to other funds are estimated to decline $59 million in 1998-99 to $327 million. This decline is primarily the net impact of one-time transfers in 1997-98 to the State University Tuition Stabilization Fund and to the Lottery Fund to support school aid, offset by a 1998-99 increase in the State subsidy to the Roswell Park Cancer Research Institute.

Non-recurring Resources

     The Division of the Budget estimates that the 1998-99 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $64 million, the largest of which is a retroactive reimbursement of federal welfare claims.

     The 1998-99 Financial Plan projects a closing fund balance in the General Fund of $1.42 billion. This fund balance is composed of a reserve of $761 million available for future needs, a $400 million balance in the TSRF, a $158 million balance in the CPF, and a balance of $100 million in the CRF, after a projected deposit of $32 million in 1998-99.

Other Governmental Funds

     In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

Special Revenue Funds

     Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 41 percent of total governmental funds receipts in the 1998-99 fiscal year, three-quarters of that activity relates to federally-funded programs.

     Total disbursements for programs supported by Special Revenue Funds are projected at $29.97 billion, an increase of $2.32 billion or 8.4 percent from 1997-98. Federal grants account for approximately three-quarters of all spending in the Special Revenue fund type. Disbursements from federal funds are estimated at $21.78 billion, an increase of $1.12 billion or 5.4 percent. The single largest program in this fund group is Medicaid, which is projected at $13.65 billion, an increase of $465 million or 3.5 percent above last year. Federal support for welfare programs is projected at $2.53 billion, similar to 1997-98. The remaining growth in federal funds is primarily due to the new Child Health Plus program, estimated at $197 million in 1998-99. This program will expand health insurance coverage to children of indigent families.

     State special revenue spending is projected to be $8.19 billion, an increase of $1.20 billion or 17.2 percent from last year's levels. Most of this projected increase in spending is due to the $704 million cost of the first phase of the STAR program, as well as $231 million in additional operating assistance for mass transportation, and $113 million for the State share of the new Child Health Plus program.

Capital Projects Funds

     Capital Projects Funds account for the financial resources used in the acquisition, construction, or rehabilitation of major State capital facilities, and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1998-99 fiscal year, activity in these funds is expected to comprise 5.5 percent of total governmental receipts.

     Capital Projects Funds spending in fiscal year 1998-99 is projected at $4.14 billion, an increase of $575 million or 16.1 percent from last year. The major components of this expected growth are transportation and environmental programs, including continued increased spending for 1996 Clean Water/Clean Air Bond Act projects and higher projected disbursements from the Environmental Protection Fund (EPF). Another significant component of this projected increase is in the area of public protection, primarily for facility rehabilitation and construction of additional prison capacity.

Debt Service Funds

     Debt Service Funds are used to account for the payment of principal and interest on long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type is expected to comprise 3.8 percent of total governmental fund receipts in the 1998-99 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund, Capital Projects Funds and Special Revenue Funds, pursuant to law.

     Total disbursements form the Debt Service Fund type are estimated at $3.36 billion in 1998-99, an increase of $275 million or 8.9 percent from 1997-98 levels. Of the increase, $102 million is for transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund. Another $45 million is for education purposes, including State and City University programs financed through the Dormitory Authority of the State of New York (DASNY). The remainder is for a variety of programs in such areas as mental health and corrections, and for general obligation financings.

Year 2000 Compliance

     New York State is currently addressing "Year 2000" data processing compliance issues. The Year 2000 compliance issue ("Y2K") arises because most computer software programs allocate two digits to the data field for "year" on the assumption that the first two digits will be "19." Such programs will thus interpret the year 2000 as the year 1900 absent reprogramming. Y2K could impact both the ability to enter data into computer programs and the ability of such programs to correctly process data.

     In 1996, the State created the Office for Technology (OFT) to help address statewide technology issues, including the Year 2000 issue. OFT has estimated that investments of at least $140 million will be required to bring approximately 350 State mission-critical and high-priority computer systems not otherwise scheduled for replacement into Year 2000 compliance, and the State is planning to spend $100 million in the 1998-99 fiscal year for this purpose. Mission-critical computer applications are those which impact the health, safety and welfare of the State and its citizens, and for which failure to be in Y2K compliance could have a material and adverse impact upon State operations. High-priority computer applications are those that are critical for a State agency to fulfill its mission and deliver services, but for which they are manual alternatives. Work has been completed on roughly 20 percent of these systems. All remaining unfinished mission-critical and high-priority systems have at least 40 percent or more of the work completed. Contingency planning is underway for those systems which may be non-compliant prior to failure dates. The enacted budget also continues funding for major systems scheduled for replacement, including the State payroll, civil service, tax and finance and welfare management systems, for which Year 2000 compliance is included as a part of the project.

     OFT is monitoring compliance on a quarterly basis and is providing assistance and assigning resources to accelerate compliance for mission-critical systems, with most compliance testing expected to be completed by mid-1999. There can be no guarantee, however, that all of the State's mission-critical and high-priority computer systems will be Year 2000 compliant and that there will not be an adverse impact upon State operations or State finances as a result.

Cash-Basis Results for Prior Fiscal Years

     The State reports its financial results on two bases of accounting: the cash basis, showing receipts and disbursements; and the modified accrual basis, prescribed by Generally Accepted Accounting Principles ("GAAP"), showing revenues and expenditures.

General Fund 1995-96 through 1997-98

     The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives most State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. A narrative description of cash-basis results in the General Fund is presented below.

     New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes TRANs. A national recession, followed by the lingering economic slowdown in New York and the regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. During its last six fiscal years, however, the State has recorded balanced budgets on a cash basis, with positive fund balances as described below.

1997-98 Fiscal Year

     The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

     The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRF) and the Community Projects Fund
(CPF). The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit on March 31, 1998.

     General Fund receipts and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent.

1996-97 Fiscal Year

     The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

     The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the Community Projects Fund. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

     General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (including net tax refund reserve account activity). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

1995-96 Fiscal Year

     The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus, as reported by DOB, of $445 million. The cash surplus was derived from higher-than-expected receipts, savings generated through agency cost controls, and lower-than-expected welfare spending.

     The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to a $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance included $237 million on deposit in the TSRF. In addition, $41 million was on deposit in the CRF. The remaining $9 million reflected amounts then on deposit in the Revenue Accumulation Fund. The General Fund closing balance did not include $678 million in the tax refund reserve account of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1996.

     General Fund receipts and transfers from other funds (including net refund reserve account activity) totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. General Fund disbursements and transfers to other funds totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels.

Other Governmental Funds (1995-96 through 1997-98)

     Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the Metropolitan Transportation Authority (MTA).

     In the Special Revenue Funds, disbursements increased from $26.26 billion to $27.65 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid. Other activity reflected dedication of taxes to a new fund for mass transportation, new lottery games, and new fees for criminal justice programs.

     Disbursements in the Capital Projects Funds declined over the three year period from $3.97 billion to $3.56 billion as spending for miscellaneous capital programs decreased, partially offset by increases for mental hygiene, health and environmental programs. The composition of this fund type's receipts also changed as the dedicated transportation taxes began to be deposited, general obligation bond proceeds declined substantially, federal grants remained stable, and reimbursements from public authority bonds (primarily transportation related) increased.

     Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. The growth in LGAC debt service was offset by reduced short-term borrowing costs reflected in the General Fund.

Litigation
State Finance Policies

Insurance Law

     Proceedings have been brought by two groups of petitioners challenging regulations promulgated by the Superintendent of Insurance that established excess medical malpractice premium rates for fiscal years 1986-87 through 1996-97 (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl, et al. ["HMO"], and New York State Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross 'I' and 'II'"], Supreme Court, Albany County). By order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination be returned to the payors. The State has appealed this decision. The petitioners did not cross appeal. In Blue Cross II, by amended judgment dated April 2, 1998, the Supreme Court annulled the regulation setting the 1996-97 premium rate and directed that all 1996-97 excess malpractice premiums be returned to the payors. The State will not be obligated in either case to pay moneys to any petitioner. Adverse determinations would result in refunds from the affected insurers.

Tax Law

     In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. The case was argued before the Court of Appeals on March 24, 1998.

Clean Water/Clean Air Bond Act of 1996

     In Robert L. Schulz, et al. v. The New York State Executive, et al. (Supreme Court, Albany County, commenced October 16, 1996), plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation (1996 Laws of New York, Chapters 412 and 413). Plaintiffs claim, inter alia, that the Bond Act and its implementing legislation violate provisions of the State Constitution requiring that such debt be authorized by law for some single work or purpose distinctly specified therein and forbidding incorporation of other statutes by reference.

     In an opinion dated June 9, 1998, the Court of Appeals affirmed the July 17, 1997 order of the Appellate Division, Third Department, affirming the lower court dismissal of this case.

Line Item Veto

     In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998.

State Programs

Medicaid

     Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v DeBuono et al (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

     In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services (DSS) in June 1992 of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County).

     In several cases, plaintiffs seek retroactive claims for reimbursement for services provided to Medicaid recipients who were also eligible for Medicare during the period January 1, 1987 to June 2, 1992. Included are Matter of New York State Radiological Society v. Wing, Appel v. Wing, E.F.S. Medical Supplies v. Dowling, Kellogg v. Wing, Lifshitz v. Wing, New York State Podiatric Medical Association v. Wing and New York State Psychiatric Association v. Wing. These cases were commenced after the State's reimbursement methodology was held invalid in New York City Health and Hospital Corp. v. Perales. The State contends that these claims are time-barred. In a judgment dated September 5, 1996, the Supreme Court, Albany County, dismissed Matter of New York State Radiological Society v. Wing as time-barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal.

     Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law 2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.

Shelter Allowance

     In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through DSS regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has appealed to the Appellate Division, First Department from each and every provision of this judgment except that portion directing the continued provision of interim relief.

Civil Rights Claims

     In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC 1983 and the Equal Educational Opportunity Act, 20 USC 1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. The appeal is pending. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. That appeal has been consolidated with the appeal of the EIP II appeal, and is also pending.

         On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion has not yet been reduced to an order.

Real Property Claims

         On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

         Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others.

Authorities and Localities

Public Authorities

     The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this summary, public authorities refer to public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1997, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State authorities was $84 billion, only a portion of which constitutes State-supported or State-related debt.

     The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

     Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

Metropolitan Transportation Authority

     The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Since 1980, the State has enacted several taxes-including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1998-99 fiscal year, State assistance to the MTA is projected to total approximately $1.3 billion, an increase of $133 million over the 1997-98 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board ("CPRB") approved the 1995-99 Capital Program (subsequently amended in August 1997), which supersedes the overlapping portion of the MTA's 1992-96 Capital Program. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

     There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

The City of New York

     The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

     The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan ("Financial Plan") annually and updates it periodically, and prepares a comprehensive annual financial report describing its most recent fiscal year each October.

The City of New York
Fiscal Oversight

     In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million of impaired access to the public credit markets.

     Currently, the City and its Covered Organizations (i.e., those which received or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the city's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

     To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the city must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997, the State created the New York City Transitional Finance Authority ("TFA") to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Without the additional financing capacity of the TFA, projected contracts for City capital projects would have exceeded the City's debt limit during City fiscal year 1997-98. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the TFA to be unconstitutional. On November 25, 1997 the State Supreme Court found the legislation establishing the TFA to be constitutional and granted the defendants' motion for summary judgment. The plaintiffs have appealed the decision. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

Monitoring Agencies

     The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Recent staff reports also indicate that the City projects a substantial surplus for City fiscal year 1997-98. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan tends to rely on actions outside its direct control. These reports have indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

Other Localities

     Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The cities of Yonkers and Troy continue to operate under State-ordered control agencies. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1998-99 fiscal year.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and twenty-eight municipalities received more than $32 million in targeted unrestricted aid in the 1997-98 budget. Both of these emergency aid packages were largely continued through the 1998-99 budget. The State also dispersed an additional $21 million among all cities, towns and villages after enacting a 3.9 percent increase in General Purpose State Aid in 1997-98 and continued this increase in 1998-99.

     The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

     The appropriation and allocation of general purpose local government aid among localities, including New York City, is currently the subject of investigation by a State commission. While the distribution of general purpose local government aid was originally based on a statutory formula, in recent years both the total amount appropriated and the amounts appropriated to localities have been determined by the Legislature. A State commission was established to study the distribution and amounts of general purpose local government aid and recommend a new formula by June 30, 1999, which may change the way aid is allocated.

     Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                                 APPENDIX D

     Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund.

Dreyfus Cash Management


     Institutional Shares: (1) Boston & Co., AC# 153-3615, Attn: John Kacinko, Three Mellon Bank Center, Pittsburgh, PA 15259 (15.24%); and
     (2) Laba & Co., c/o La Salle National Bank, PO Box 1443, Chicago, IL 60690-1443 (12.84 %).


     Administrative Shares: (1) Boston & Co., Aim #153-3615, Attn: John Kacinko, Three Mellon Bank Center, Pittsburgh, PA 15259 (54.40%); (2) Treasurer of State, State of Arkansas, 220 State Capitol, Little Rock, AR 72201-1059 (26.69%); (3) City of Detroit Finance Department-Debt Management FAO City of Detroit Go Bond 1993, Fund 210, 1210 City-County Building, Detroit, MI 48226 (7.16%); and (4) Treasurer State of AR Money Mgmt Trust Fund, Attn: Stephanie Noel, 220 State Capitol, Little Rock, AR 72201-1059 (5.61%).


     Investor Shares: (1) Mellon Bank, AIS PL In-Process Account, Leah Orbell, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (27.33%); (2) Mellon Bank, AIS PT In-Process Account, Leah Orbell, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (15.74%); (3) The National Bank of Indianapolis, Attn: John Thomason Trust Operations, 107 N Pennsylvania St, Suite 700, Indianapolis, IN 46204-2423 (7.55%); and (4) BNY Western Trust Company, TTEE for McClatchy Newspapers Restated Deferred Comp & Investment Plan, 550 Kearny St, San Francisco, CA 94108-2527 (7.21%).


     Participant Shares: (1) Saturn & Co., c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (60.54%);
     (2) City National Bank Fiduciary For Various Accounts, Attn: Richard Bolokowicz, PO Box 60520, Los Angeles, CA 90060-0520 (9.11%); and (3) Citibank NA Corporate Agency, 120 Wall St, New York, NY 10005-3904 (8.59%).


Dreyfus Cash Management Plus, Inc.

     Institutional Shares: (1) Bost & Co., Attn: John Kacinko 53-3615, Three Mellon Bank Center, Pittsburgh, PA 15259 (8.47%); (2) Mellon Bank, AIS PT In-Process Account, Attn: Leah Orbell, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (7.15%); (3) Comerica Bank, Attn: Fixed Income, 201 W Fort St, Floor 3, Detroit, MI 48226-3230 (6.52%); and (4) Mellon Bank NA Capital Markets Customers, Attn: Cindy Kieffer, One Mellon Bank Ctr, Rm151-0440, Pittsburgh, PA 15258-0001 (5.97%).


     Administrative Shares: (1) Bapist/St.Vincent Health System,  Attn:
     William N Kliessner /Corp Ct, 800 Prudential Dr, Jacksonville, FL 32207-8203 (17.41%); (2) Denver Arena Trust Const. Fund, 1225 17th St, Suite 1800, Denver, CO 80202-5535 (16.54%); (3) Denver Arena Trust Cap.
     Interest, 1225 17th St, Suite 1800, Denver, CO 80202-5535 (12.44%); (4)
     World Golf Foundation Inc, Attn: Josh Lemaster, 21 World Golf Pl, Saint Augustine, FL 32092-2724 (11.85%); (5) Capital Network Services, Attn:
     Jena Ruhland CEO, One Bush St, Fl 11, San Francisco, CA 94104-4425 (9.83%); (6) Dental Care Alliance Inc., II, Attn: David Nichols, 1343 Main St, Suite 700, Sarasota, FL 34236-5637 (9.32%); and (7) Alpha Corporation of Tennessee, 175 Commerce St, # 2nd-Fl, Collierville, TN 38017-9016 (5.16%).


     Investor Shares: (1) Capital Network Services, Attn: Jena Ruhland; CEO, One Bush St, Floor 11, San Francisco, CA 94104-4425 (9.69%); and
     (2) Smith Gardner & Assoc Inc, Attn: Marty Weinbaum, 1615 S Congress Ave, Delray Beach, FL 33445-6368 (5.21%).


     Participant Shares: (1) Chase Mellon Shareholder Svs-ML, FBO Siemens #5, 85 Challenger Rd, Ridgefield Park, NJ 07660 (24.64%); (2) Chase Mellon Shareholder Svs-ML, FBO Siemens #3, Attn: Bob Lowenfish, 85 Challenger Rd, Ridgefield Park, NJ 07660 (17.39%); (3) Chase Mellon Shareholder Svs-ML, FBO Siemens # 4, 85 Challenger Rd, Ridgefield Park, NJ 07660 (15.47%); (4) Republic Bank of California NA, Investment Dept, 445 N Bedford Dr, Fl 2, Beverly Hills, CA 90210-4302 (12.86%); (5)
     Chase Mellon Shareholder Svs-ML, FBO Siemens #2, Attn: Bob Lowenfish, 85 Challenger Rd, Ridgefield Park, NJ 07660 (10.32%); and (6) Chase Mellon Shareholder Svs-ML, FBO Siemens, Attn: Bob Lowenfish, 85 Challenger Rd, Ridgefield Park, NJ 07660 (6.92%).


Dreyfus Government Cash Management

     Institutional Shares: (1) Boston & Co., A/C#153-3615, Attn: John Kacinko, Three Mellon Center, Pittsburgh, PA 15259 (7.81%).


     Administrative Shares: (1) ISTCO, c/o Magna Trust Co, One S Church St, Fl 5, Belleville, IL 62220-2237 (82.76%); and (2) Arkansas School Board Assoc., Workers Comp. Acct., Attn: Deborah Newell, 808 Dr. M.L. King Jr. Drive, Little Rock, AR 72202 (11.53%).


     Investor Shares: (1) Mellon Bank, AIS Pl In-Process Account, Leah Orbell, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (20.83%); (2) Mellon Bank, AIS Pt In-Process Account, Leah Orbell, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (16.60%); (3) NBD Bank NA, One Indiana Square, Suite 914, Indianapolis, IN 46266 (6.01%); and (4) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St, Fl 2, New York, NY 10005-2501 (5.88%).


     Participant Shares: (1) Saturn & Co, c/o Bank Boston, Attn: Mutual Fund Dept 45-02-93, PO Box 1809, Boston, MA 02105-1809 (82.91%).


Dreyfus Government Prime Cash Management

     Institutional Shares: (1) Nat'l City Investments Capital Inc, Attn:
     Institutional Operations, 1965 E 6th St # 3090, Cleveland, OH 44114-2214 (58.32%); (2) NationsBanc Montgomery Sec LLC, Money Market Funds Omnibus, 600 Montgomery St, Suite 4, San Francisco, CA 94111-2702 (15.60%); (3) Regional Transportation District, Attn: Teresa L. Sedmak, 1600 Blake St, Denver, CO 80202-1324 (8.36%); and (4) Commerce Bank of Kansas City NA, Securities Investment Group, 1000 Walnut St, Kansas City, MO 64106-2123 (5.22%).


     Administrative Shares: (1) Landers Family LTD Partner, Landers Mgmt LLC Gen Part, John Landers Manager, 5812 Highway 5, Benton, AR 72015-6716 (49.80%); (2) Larry Whitley & Joyce Whitley JT TEN, 610 N Market St, Benton, AR 72015-3740 (26.60%); (3) Association of Arkansas Counties,
     Attn: Jim Baker, 314 S Victory St, Little Rock, AR 72201-1832 (5.91%);
     (4) Assoc. of Ark Counties Risk Management Fund, Attn: Jim Baker, 314 S Victory St, Little Rock, AR 72201-1832 (5.91%); and (5) Assn of Ark Counties Workers' Compensation, Attn: James H. Baker, 314 S Victory St, Little Rock, AR 72201-1832 (5.91%).


     Investor Shares: (1) Hudson Valley Bank, 21 Scarsdale Rd, # Dept, Yonkers, NY 10707-3204 (46.43%); (2) Stifel Nicolaus & Co Inc for the Exclusive Benefit of Customers, 500 N Broadway, Saint Louis, MO 63102-2110 (29.40%); and (3) Thomas Barger, 130 East End Ave, New York, NY 10028-7553 (9.99%).


     Participant Shares: (1) Republic Bank of California NA, Investment Dept, 445 N Bedford Dr, Fl 2, Beverly Hills, CA 90210-4302 (96.20%).


Dreyfus Treasury Cash Management

     Institutional Shares: (1) Bost & Co, Attn: John Kacinko 153-3615, Three Mellon Bank Center, Pittsburgh, PA 15259 (18.92%); (2) Laba & Company, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (11.15%); (3) Bost & Co, Attn: John Kacinko 153-3615, Three Mellon Bank Ctr, Pittsburgh, PA 15259 (10.68%); (4) Chase Manhattan Bank NA GSS AS AGT, Attn: Income Services, Four New York Plz, Fl 13, New York, NY 10004-2413 (7.50%); (5) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St, Fl 2, New York, NY 10005-2501 (7.08%); and (6) Bost & Co, Attn: John Kacinko 153-3615, Three Mellon Bank Center, Pittsburgh, PA 15259 (5.70%).


     Administrative Shares: (1) NationsBanc Montgomery Sec LLC, Money Market Funds Omnibus, 600 Montgomery St, Suite 4, San Francisco, CA 94111-2702 (46.63%); (2) Roosth Rentals, PO Box 2019, Tyler, TX 75710-2019
     (22.76%); (3) Sam Roosth Heirs, PO Box 2019, Tyler, TX 75710-2019
     (15.17%); and (4) Ralph Spence Oil Company, Inc., 813 1st Pl, Tyler, TX 75702-5745 (13.11%).


     Investor Shares: (1) Harris Trust & Savings Bank, Attn: Mutual Fund Unit, 111 W Monroe St, Chicago, IL 60603-4004 (18.86%); (2) Mellon Bank, AIS Pt In-Process Account, Invest PRDTS-Theresa Wojiczak-East, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (12.50%); (3) Mellon Bank, AIS PL In-Process Account, Invest Products-Theresa Wojtczak, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (11.89%); (4) First Security Bank of Utah, Attn: Money Market Desk, 5416 W Amelia Earhart Dr, PO Box 25297, Salt Lake City, UT 84125-0297 (10.06%); (5) Zions First National Bank, Attn: Trust Operations Dept, Suite 930 South, 600 17th St, Denver, CO 80202-5402 (6.30%); (6) Hare &
     Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St, Fl 2, New York, NY 10005-2501 (6.26%); (7) City National Bank, Fiduciary for Various Accounts, Attn: Richard Bolokowicz, PO Box 60520, Los Angeles, CA 90060-0520 (6.06%); and (8) Zions First National Bank, Attn: Trust Dept Heather Saunders, PO Box 30880, Salt Lake City, UT 84130-0880 (5.45%).


     Participant Shares: (1) Wachovia Bank NA, PO Box 3073, 301 North Main St, Mc Nc-31057, Winston Salem, NC 27150 (61.27%); (2) Syag, c/o Stock Yards Bank & Trust Co, PO Box 32890, Louisville, KY 40232-2890 (26.07%); and (3) Zions First National Bank, Attn: Trust Operations Dept, 600 17th St, # 930, Denver, CO 80202-5402 (12.06%).


Dreyfus Treasury Prime Cash Management

     Institutional Shares: (1) 1 Allen & Co. Inc., 711 5th Ave, Fl 8, New York, NY 10022-3109 (12.78%).


     Administrative Shares: (1) Chinyol YI TTEE, Chinyol & Donna Family Trust DTD 5/24/95, 140 Irvine Cove Cir, Laguna Beach, CA 92651-1041 (18.41%); (2) Kankakee BanCorp Inc, Attn: Ron Walters, 310 S Schuyler Ave, Kankakee, IL 60901-3812 (16.03%); (3) Sabine Valley MHMR Center, PO Box 6800, Longview, TX 75608-6800 (15.80%); (4) Louis H Welch &
     Michu Y Welch TTEES, Louis & Michu Welch Fam TR DTD 6/9/95, 49 Belcourt Dr, Newport Beach, CA 92660-4214 (15.30%); (5) Afco Steel Inc, Attn:
     Roger Cobb, PO Box 231, Little Rock, AR 72203-0231 (15.07%); and (6) The Genecov Group, Attn: Felicity Reed Or, Dennis Darryl, PO Box 132450, Tyler, TX 75713-2450 (9.60%).


     Investor Shares: (1) Harris Trust & Savings Bank, Attn: Mutual Fund Unit, 111 W Monroe St, Chicago, IL 60603-4004 (29.91%); (2) For
     Exclusive Benefit of Customers, of FBS Investment Services Inc, 100 S 5th St, Suite 1300, Minneapolis, MN 55402-1210 (23.91%); (3) Kinco &
     Co, c/o Republic National Bank of NY, One Hanson Pl, Brooklyn, NY 11243-2900 (11.90%); (4) Saturn & Co, c/o Investors Bank & Trust Company,
     Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (9.54%); and (5)
     Butler Manfacturing, PO Box 419917, Kansas City, MO 64141-6917 (5.25%).


     Participant Shares: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (43.23%); and (2) Republic Bank California NA, Investment Dept, 445 N Bedford Dr, Fl 2, Beverly Hills, CA 90210-4302 (35.62%).


Dreyfus Municipal Cash Management Plus

     Institutional Shares: (1) Norwest Investment Services, Attn: Sue Mancuso, Northstar East Bldg, 608 2nd Ave S, Minneapolis, MN 55402-1916 (15.35%); (2) Comerica Bank, Attn: Mutual Fund Operations, PO Box 650282, Dallas, TX 75265-0282 (12.33%); (3) Chemical Bank Corp Trust,
     Attn: Daniel Mahoney, 450 W 33rd St, Fl 15, New York, NY 10001-2603 (8.30%); (4) US Natural Resources Inc, 8000 NE Parkway Dr, Suite 100, Vancouver, WA 98662-6738 (7.41%); (5) Suntrust Equitable Securities,
     Attn: Center 3907 23 Rd Floor, 303 Peachtree St NE, Atlanta, GA 30308-3201 (7.40%); (6) Comerica Bank, Attn: Fixed Income, 201 W Fort St, Fl 3, Detroit, MI 48226-3230 (6.60%); and (7) Banc One Capital Corporation, 1717 Main St, Dallas, TX 75201-4605 (5.14%).


     Administrative Shares: (1) Premier Mutual Fund Services Inc, Attn: Paul Prescott, 60 State St, Suite 1300, Boston, MA 02109-1803 (100%).


     Investor Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St, Fl 2, New York, NY 10005-2501 (30.08%); (2) James G. Held, 754 S County Rd, Palm Beach, FL 33480-4808 (23.87%); (3) For Exclusive Benefit of Customers of FBS Investment Services Inc, 100 S 5th St, Suite 1300, Minneapolis, MN 55402-1210 (16.11%); and (4) Capital Network Svc, Attn: Donna Howell, One Bush St, San Francisco, CA 94104-4425 (6.25%).


     Participant Shares: (1) SYAG, Stock Yards Bank & Trust Company, Attn:
     Trust Operations, PO Box 32890, Louisville, KY 40232-2890 (99.53%).


Dreyfus Tax Exempt Cash Management

     Institutional Shares: (1) Mellon Bank NA, Capital Markets Customers,
     Attn: Cindy Kieffer, One Mellon Bank Ctr, Pittsburgh, PA 15258 (15.04%); (2) NationsBanc Montgomery SEC LLC, Money Market Funds Omnibus, 600 Montgomery St, Suite 4, San Francisco, CA 94111-2702 (9.59%); (3) Bank One Texas, Attn: Mutual Funds Processing, Lower Level 2, 1717 Main St, Dallas, TX 75201-4605 (6.35%); and (4) Wells Fargo
     Bank NA, Fund Operations, MAC #0103-174, 525 Market St, Fl 17, San Francisco, CA 94105-2708 (5.54%).


     Administrative Shares: (1) John R Rines & Katherine D Rines JT WROS, 55 Scenic Oaks, Bloomfield Hills, MI 48304 (100%).


     Investor Shares: (1) Wachovia Bank NA, PO Box 3073, 301 N Main St, Mc Nc-31057, Winston Salem, NC 27150 (39.79%); (2) Mellon Bank, AIS Pl In-Process Account, Leah Orbell, Three Mellon Bank Center, Rm 153-2502, Pittsburgh, PA 15259 (21.94%); (3) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (10.71%); and (4) Southern Bleacher Co, PO Box 1, Graham, TX 76450-0001 (6.21%).


     Participant Shares: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (100%).


Dreyfus New York Municipal Cash Management

     Institutional Shares: (1) NationsBanc Montgomery SEC LLC, Money Market Funds Omnibus, 600 Montgomery St, Suite 4, San Francisco, CA 94111-2702 (9.71%).


     Administrative Shares: (1) Premier Mutual Fund Services Inc, Attn: Paul Prescott, 60 State St, Suite 1300, Boston, MA 02109-1803 (100%).


     Investor Shares: (1) Ronald M. Weiss & Helene A. Weiss JT TEN, 950 Park Ave, New York, NY 10028-0320 (60.25%); (2) SG Cowen Securities, Attn:
     Tony Bergamaschi, Financial Square, New York, NY 10005-3597 (11.37%); and (3) Hudson Valley Bank, Attn: Nancy Chinchar Trust Dept, 21 Scarsdale Rd, Yonkers, NY 10707-3204 (9.70%).


     Participant Shares: (1) Carolyn Lundgren, 84 Lynbrook Ave, Pt Lookout, NY 11569 (67.33%); (2) Norman Feinberg, 555 Theodore Fremd Ave, Suite B304, Rye, NY 10580-1437 (22.39%); and (3) Milton Sokol & Co Inc, 92
     Warren St, New York, NY 10007-1004 (6.74%).




                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                          PART C. OTHER INFORMATION
                          _________________________

Item 23.  Exhibits - List
_______   _______________

(A) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on September 30, 1993.

(B) Registrant's By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on October 2, 1995.

(C) Specimen certificate for the Registrant's securities is incorporated by reference to Exhibit (4) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1991.

(D) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 29, 1994.


(E) Distribution Agreement is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 29, 1994.

(F)       Not Applicable.

(G)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on October 2, 1995.

(G)(2)    Sub-Custodian Agreements is incorporated by reference to Exhibit
          (8)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on October 2, 1995.

(H) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 20, 1996.

(I) Opinion and Consent of Registrant's Counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on October 2, 1995.

(J)       Consent of Independent Auditors.

(K)       Not Applicable.

(L)       Not Applicable.

(M) Service Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 20, 1996.

Item 23.  Exhibits - List (continued)
_______   ____________________________

(N)       Financial Data Schedule.

(O) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 20, 1996.

          Other Exhibits
          ______________

               (a) Powers of Attorney of Board Members are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on May 29, 1998.

               (b) Power of Attorney of Officer is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on May 29, 1998.

               (c) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (c) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on May 29, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant.
_______  ______________________________________________________________

         Not Applicable

Item 25. Indemnification
_______  _______________

        Reference is made to Article EIGHT of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed as Exhibit 1 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A on September 30, 1993. The application of these provisions is limited by Article 10 of the Registrant's By-Laws previously filed as
        Exhibit 2 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on October 2, 1995 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.

        In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its

Item 25.  Indemnification (continued)
_______ ___________________________

        counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

        Reference is also made to the Distribution Agreement filed as Exhibit
        (6) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 29, 1994.

Item 26.  Business and Other Connections of Investment Adviser.
_______   _____________________________________________________

        The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


ITEM 26.  Business and Other Connections of Investment Adviser (continued)

          Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                     Other Businesses                               Position Held                    Dates

Christopher M. Condron           Franklin Portfolio Associates, LLC*            Director                         1/97 - Present
Chairman of the Board and
Chief Executive Officer
                                 TBCAM Holdings, Inc.*                          Director                         10/97 - Present
                                                                                President                        10/97 - 6/98
                                                                                Chairman                         10/97 - 6/98

                                 The Boston Company                             Director                         1/98 - Present
                                 Asset Management, LLC*                         Chairman                         1/98 - 6/98
                                                                                President                        1/98 - 6/98

                                 The Boston Company                             President                        9/95 - 1/98
                                 Asset Management, Inc.*                        Chairman                         4/95 - 1/98


                                 Pareto Partners                                Partner Representative           11/95 - 5/97
                                 271 Regent Street
                                 London, England W1R 8PP

                                 Franklin Portfolio Holdings, Inc.*             Director                         1/97 - Present


                                 Certus Asset Advisors Corp.**                  Director                         6/95 -Present

                                 Mellon Capital Management                      Director                         5/95 -Present
                                 Corporation***

                                 Mellon Bond Associates, LLP+                   Executive Committee              1/98 - Present
                                                                                Member

                                 Mellon Bond Associates+                        Trustee                          5/95 -1/98

                                 Mellon Equity Associates, LLP+                 Executive Committee              1/98 - Present
                                                                                Member

                                 Mellon Equity Associates+                      Trustee                          5/95 - 1/98

                                 Boston Safe Advisors, Inc.*                    Director                         5/95 - Present
                                                                                President                        5/95 - Present

                                 Mellon Bank, N.A. +                            Director                         1/99 - Present
                                                                                Chief Operating Officer          3/98 - Present
                                                                                President                        3/98 - Present
                                                                                Vice Chairman                    11/94 - 3/98

                                 Mellon Bank Corporation+                       Chief Operating Officer          1/99 - Present
                                                                                President                        1/99 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    11/94 - 1/99

Christopher M. Condron           The Boston Company, Inc.*                      Vice Chairman                    1/94 - Present
Chairman and Chief                                                              Director                         5/93 - Present
Executive Officer
(Continued)                      Laurel Capital Advisors, LLP+                  Exec. Committee                  1/98 - 8/98
                                                                                Member

                                 Laurel Capital Advisors+                       Trustee                          10/93 - 1/98


                                 Boston Safe Deposit and Trust                  Director                         5/93 -Present
                                 Company*

                                 The Boston Company Financial                   President                        6/89 - Present
                                 Strategies, Inc. *                             Director                         6/89 - Present


Mandell L. Berman                Self-Employed                                  Real Estate Consultant,          11/74 -   Present
Director                         29100 Northwestern Highway                     Residential Builder and
                                 Suite 370                                      Private Investor
                                 Southfield, MI 48034

Burton C. Borgelt                DeVlieg Bullard, Inc.                          Director                         1/93 - Present
Director                         1 Gorham Island
                                 Westport, CT 06880

                                 Mellon Bank Corporation+                       Director                         6/91 - Present

                                 Mellon Bank, N.A. +                            Director                         6/91 - Present

                                 Dentsply International, Inc.                   Director                         2/81 - Present
                                 570 West College Avenue
                                 York, PA

                                 Quill Corporation                              Director                         3/93 - Present
                                 Lincolnshire, IL

Stephen E. Canter                Dreyfus Investment                             Chairman of the Board            1/97 - Present
President, Chief Operating       Advisors, Inc.++                               Director                         5/95 - Present
Officer, Chief Investment                                                       President                        5/95 - Present
Officer, and Director
                                 Newton Management Limited                      Director                         2/99 - Present
                                 London, England

                                 Mellon Bond Associates, LLP+                   Executive Committee              1/99 - Present
                                                                                Member

                                 Mellon Equity Associates, LLP+                 Executive Committee              1/99 - Present
                                                                                Member

                                 Franklin Portfolio Associates, LLC*            Director                         2/99 - Present

                                 Franklin Portfolio Holdings, Inc.*             Director                         2/99 - Present

                                 The Boston Company Asset                       Director                         2/99 - Present
                                 Management, LLC*

                                 TBCAM Holdings, Inc.*                          Director                         2/99 - Present

                                 Mellon Capital Management                      Director                         1/99 - Present
                                 Corporation***

Stephen E. Canter                Founders Asset Management, LLC                 Member, Board of                 12/97 - Present
President, Chief Operating       2930 East Third Ave.                           Managers
Officer, Chief Investment        Denver, CO 80206                               Acting Chief Executive           7/98 - 12/98
Officer, and Director                                                           Officer
(Continued)
                                 The Dreyfus Trust Company+++                   Director                         6/ 95 - Present

Thomas F. Eggers                 Dreyfus Service Corporation++                  Executive Vice President         4/96 - Present
Vice Chairman - Institutional                                                   Director                         9/96 - Present
and Director
                                 Founders Asset Management, LLC                 Member, Board of                 2/99 - Present
                                 2930 East Third Avenue                         Managers
                                 Denver, CO 80206

Steven G. Elliott                Mellon Bank Corporation+                       Senior Vice Chairman             1/99 - Present
Director                                                                        Chief Financial Officer          1/90 - Present
                                                                                Vice Chairman                    6/92 - 1/99
                                                                                Treasurer                        1/90 - 5/98

                                 Mellon Bank, N.A.+                             Senior Vice Chairman             3/98 - Present
                                                                                Vice Chairman                    6/92 - 3/98
                                                                                Chief Financial Officer          1/90 - Present

                                 Mellon EFT Services Corporation                Director                         10/98 - Present
                                 Mellon Bank Center, 8th Floor
                                 1735 Market Street
                                 Philadelphia, PA 19103

                                 Mellon Financial Services                      Director                         1/96 - Present
                                 Corporation #1                                 Vice President                   1/96 - Present
                                 Mellon Bank Center, 8th Floor
                                 1735 Market Street
                                 Philadelphia, PA 19103

                                 Boston Group Holdings, Inc.*                   Vice President                   5/93 - Present

                                 APT Holdings Corporation                       Treasurer                        12/87 - Present
                                 Pike Creek Operations Center
                                 4500 New Linden Hill Road
                                 Wilmington, DE 19808

                                 Allomon Corporation                            Director                         12/87 - Present
                                 Two Mellon Bank Center
                                 Pittsburgh, PA 15259

                                 Collection Services Corporation                Controller                       10/90 - 2/99
                                 500 Grant Street                               Director                         9/88 - 2/99
                                 Pittsburgh, PA 15258                           Vice President                   9/88 - 2/99
                                                                                Treasurer                        9/88 - 2/99

                                 Mellon Financial Company+                      Principal Exec. Officer          1/88 - Present
                                                                                Chief Financial Officer          8/87 - Present
                                                                                Director                         8/87 - Present
                                                                                President                        8/87 - Present

                                 Mellon Overseas Investments                    Director                         4/88 - Present
                                 Corporation+                                   Chairman                         7/89 - 11/97
                                                                                President                        4/88 - 11/97
                                                                                Chief Executive Officer          4/88 - 11/97

                                 Mellon International Investment                Director                         9/89 - 8/97
                                 Corporation+

Steven G. Elliott                Mellon Financial Services                      Treasurer                        12/87 - Present
Director (Continued)             Corporation # 5+

                                 Mellon Financial Markets, Inc.+                Director                         1/99 - Present

                                 Mellon Financial Services                      Director                         1/99 - Present
                                 Corporation #17
                                 Fort Lee, NJ

                                 Mellon Mortgage Company                        Director                         1/99 - Present
                                 Houston, TX

                                 Mellon Ventures, Inc. +                        Director                         1/99 - Present

Lawrence S. Kash                 Dreyfus Investment                             Director                         4/97 - Present
Vice Chairman                    Advisors, Inc.++
And Director
                                 Dreyfus Brokerage Services, Inc.               Chairman                         11/97 - Present
                                 401 North Maple Ave.                           Chief Executive Officer          11/97 - Present
                                 Beverly Hills, CA

                                 Dreyfus Service Corporation++                  Director                         1/95 - 2/99
                                                                                President                        9/96 - 3/99

                                 Dreyfus Precious Metals, Inc.++ +              Director                         3/96 - 12/98
                                                                                President                        10/96 - 12/98

                                 Dreyfus Service                                Director                         12/94 - Present
                                 Organization, Inc.++                           President                        1/97 -  Present

                                 Seven Six Seven Agency, Inc. ++                Director                         1/97 - Present

                                 Dreyfus Insurance Agency of                    Chairman                         5/97 - Present
                                 Massachusetts, Inc.++++                        President                        5/97 - Present
                                                                                Director                         5/97 - Present

                                 The Dreyfus Trust Company+++                   Chairman                         1/97 - 1/99
                                                                                President                        2/97 - 1/99
                                                                                Chief Executive Officer          2/97 - 1/99
                                                                                Director                         12/94 - Present

                                 The Dreyfus Consumer Credit                    Chairman                         5/97 - Present
                                 Corporation++                                  President                        5/97 - Present
                                                                                Director                         12/94 - Present

                                 Founders Asset Management, LLC                 Member, Board of                 12/97 - Present
                                 2930 East Third Avenue                         Managers
                                 Denver, CO. 80206

                                 The Boston Company Advisors,                   Chairman                         12/95 - Present
                                 Inc.                                           Chief Executive Officer          12/95 - Present
                                 Wilmington, DE                                 President                        12/95 - Present

                                 The Boston Company, Inc.*                      Director                         5/93 - Present
                                                                                President                        5/93 - Present

                                 Mellon Bank, N.A.+                             Executive Vice President         6/92 - Present

                                 Laurel Capital Advisors, LLP+                  Chairman                         1/98 - 8/98
                                                                                Executive Committee              1/98 - 8/98
                                                                                Member
                                                                                Chief Executive Officer          1/98 - 8/98
                                                                                President                        1/98 - 8/98

Lawrence S. Kash                 Laurel Capital Advisors, Inc. +                Trustee                          12/91 - 1/98
Vice Chairman                                                                   Chairman                         9/93 - 1/98
And Director (Continued)                                                        President and CEO                12/91 - 1/98

                                 Boston Group Holdings, Inc.*                   Director                         5/93 - Present
                                                                                President                        5/93 - Present

Martin G. McGuinn                Mellon Bank Corporation+                       Chairman                         1/99 - Present
Director                                                                        Chief Executive Officer          1/99 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    1/90 - 1/99

                                 Mellon Bank, N. A. +                           Chairman                         3/98 - Present
                                                                                Chief Executive Officer          3/98 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    1/90 - 3/98

                                 Mellon Leasing Corporation+                    Vice Chairman                    12/96 - Present

                                 Mellon Bank (DE) National                      Director                         4/89 - 12/98
                                 Association
                                 Wilmington, DE

                                 Mellon Bank (MD) National                      Director                         1/96 - 4/98
                                 Association
                                 Rockville, Maryland

                                 Mellon Financial                               Vice President                   9/86  - 10/97
                                 Corporation (MD)
                                 Rockville, Maryland

J. David Officer                 Dreyfus Service Corporation++                  Executive Vice President         5/98 - Present
Vice Chairman                                                                   Director                         3/99 - Present
And Director
                                 Dreyfus Insurance Agency of                    Director                         5/98 - Present
                                 Massachusetts, Inc.++++

                                 Seven Six Seven Agency, Inc.++                 Director                         10/98 - Present

                                 Mellon Residential Funding Corp. +             Director                         4/97 - Present

                                 Mellon Trust of Florida, N.A.                  Director                         8/97 - Present
                                 2875 Northeast 191st Street
                                 North Miami Beach, FL 33180

                                 Mellon Bank, NA+                               Executive Vice President         7/96 - Present

                                 The Boston Company, Inc.*                      Vice Chairman                    1/97 - Present
                                                                                Director                         7/96 - Present

                                 Mellon Preferred Capital                       Director                         11/96 - Present
                                 Corporation*

                                 RECO, Inc.*                                    President                        11/96 - Present
                                                                                Director                         11/96 - Present

                                 The Boston Company Financial                   President                        8/96 - Present
                                 Services, Inc.*                                Director                         8/96 - Present

                                 Boston Safe Deposit and Trust                  Director                         7/96 - Present
                                 Company*                                       President                        7/96 - 1/99

J. David Officer                 Mellon Trust of New York                       Director                         6/96 - Present
Vice Chairman and                1301 Avenue of the Americas
Director (Continued)             New York, NY 10019

                                 Mellon Trust of California                     Director                         6/96 - Present
                                 400 South Hope Street
                                 Suite 400
                                 Los Angeles, CA 90071

                                 Mellon Bank, N.A.+                             Executive Vice President         2/94 - Present

                                 Mellon United National Bank                    Director                         3/98 - Present
                                 1399 SW 1st Ave., Suite 400
                                 Miami, Florida

                                 Boston Group Holdings, Inc.*                   Director                         12/97 - Present

                                 Dreyfus Financial Services Corp. +             Director                         9/96 - Present

                                 Dreyfus Investment Services                    Director                         4/96 - Present
                                 Corporation+

Richard W. Sabo                  Founders Asset Management LLC                  President                        12/98 - Present
Director                         2930 East Third Avenue                         Chief Executive Officer          12/98 - Present
                                 Denver, CO. 80206

                                 Prudential Securities                          Senior Vice President            07/91 - 11/98
                                 New York, NY                                   Regional Director                07/91 - 11/98

Richard F. Syron                 American Stock Exchange                        Chairman                         4/94 - Present
Director                         86 Trinity Place                               Chief Executive Officer          4/94 - Present
                                 New York, NY 10006

Ronald P. O'Hanley               Franklin Portfolio Holdings, Inc.*             Director                         3/97 - Present
Vice Chairman
                                 TBCAM Holdings, Inc.*                          Chairman                         6/98 - Present
                                                                                Director                         10/97 - Present

                                 The Boston Company Asset                       Chairman                         6/98 - Present
                                 Management, LLC*                               Director                         1/98 - 6/98

                                 The Boston Company Asset                       Director                         2/97 - 12/97
                                 Management, Inc. *

                                 Boston Safe Advisors, Inc.*                    Chairman                         6/97 - Present
                                                                                Director                         2/97 - Present

                                 Pareto Partners                                Partner Representative           5/97 - Present
                                 271 Regent Street
                                 London, England W1R 8PP

                                 Mellon Capital Management                      Director                         5/97 -Present
                                 Corporation***

                                 Certus Asset Advisors Corp.**                  Director                         2/97 - Present

                                 Mellon Bond Associates+                        Trustee                          2/97 - Present
                                                                                Chairman                         2/97 - Present

                                 Mellon Equity Associates+                      Trustee                          2/97 - Present
                                                                                Chairman                         2/97 - Present

                                 Mellon-France Corporation+                     Director                         3/97 - Present

Ronald P. O'Hanley               Laurel Capital Advisors+                       Trustee                          3/97 - Present
Vice Chairman (Continued)

Mark N. Jacobs                   Dreyfus Investment                             Director                         4/97 - Present
General Counsel,                 Advisors, Inc.++                               Secretary                        10/77 - 7/98
Vice President, and
Secretary                        The Dreyfus Trust Company+++                   Director                         3/96 - Present

                                 The TruePenny Corporation++                    President                        10/98 - Present
                                                                                Director                         3/96 - Present

                                 Dreyfus Service                                Director                         3/97 - Present
                                 Organization, Inc.++


William H. Maresca               The Dreyfus Trust Company+++                   Director                         3/97 - Present
Controller
                                 Dreyfus Service Corporation++                  Chief Financial Officer          12/98 - Present

                                 Dreyfus Consumer Credit Corp. ++               Treasurer                        10/98 -Present

                                 Dreyfus Investment                             Treasurer                        10/98 - Present
                                 Advisors, Inc. ++

                                 Dreyfus-Lincoln, Inc.                          Vice President                   10/98 - Present
                                 4500 New Linden Hill Road
                                 Wilmington, DE 19808

                                 The TruePenny Corporation++                    Vice President                   10/98 - Present

                                 Dreyfus Precious Metals, Inc. +++              Treasurer                        10/98 - 12/98

                                 The Trotwood Corporation++                     Vice President                   10/98 - Present

                                 Trotwood Hunters Corporation++                 Vice President                   10/98 - Present

                                 Trotwood Hunters Site A Corp. ++               Vice President                   10/98 - Present

                                 Dreyfus Transfer, Inc.                         Chief Financial Officer          5/98 - Present
                                 One American Express Plaza,
                                 Providence, RI 02903

                                 Dreyfus Service                                Assistant  Treasurer             3/93 - Present
                                 Organization, Inc.++

                                 Dreyfus Insurance Agency of                    Assistant Treasurer              5/98 - Present
                                 Massachusetts, Inc.++++

William T. Sandalls, Jr.         Dreyfus Transfer, Inc.                         Chairman                         2/97 - Present
Executive Vice President         One American Express Plaza,
                                 Providence, RI 02903

                                 Dreyfus Service Corporation++                  Director                         1/96 - Present
                                                                                Executive Vice President         2/97 - Present
                                                                                Chief Financial Officer          2/97-12/98

                                 Dreyfus Investment                             Director                         1/96 - Present
                                 Advisors, Inc.++                               Treasurer                        1/96 - 10/98


William T. Sandalls, Jr.         Dreyfus-Lincoln, Inc.                          Director                         12/96 - Present
Executive Vice President         4500 New Linden Hill Road                      President                        1/97 - Present
(Continued)                      Wilmington, DE 19808

                                 Seven Six Seven Agency, Inc.++                 Director                         1/96 - 10/98
                                                                                Treasurer                        10/96 - 10/98

                                 The Dreyfus Consumer                           Director                         1/96 - Present
                                 Credit Corp.++                                 Vice President                   1/96 - Present
                                                                                Treasurer                        1/97 - 10/98

                                 Dreyfus Partnership                            President                        1/97 - 6/97
                                 Management, Inc.++                             Director                         1/96 - 6/97

                                 Dreyfus Service Organization,                  Director                         1/96 - 6/97
                                 Inc.++                                         Executive Vice President         1/96 - 6/97
                                                                                Treasurer                        10/96- Present

                                 Dreyfus Insurance Agency of                    Director                         5/97 - Present
                                 Massachusetts, Inc.++++                        Treasurer                        5/97- Present
                                                                                Executive Vice President         5/97 - Present

Diane P. Durnin                  Dreyfus Service Corporation++                  Senior Vice President -          5/95 - 3/99
Vice President - Product                                                        Marketing and Advertising
Development                                                                     Division

Patrice M. Kozlowski             None
Vice President - Corporate
Communications

Mary Beth Leibig                 None
Vice President -
Human Resources

Theodore A. Schachar             Dreyfus Service Corporation++                  Vice President -Tax              10/96 - Present
Vice President - Tax
                                 Dreyfus Investment Advisors, Inc.++            Vice President - Tax             10/96 - Present

                                 Dreyfus Precious Metals, Inc. +++              Vice President - Tax             10/96 - 12/98

                                 Dreyfus Service Organization, Inc.++           Vice President - Tax             10/96 - Present

Wendy Strutt                     None
Vice President

Richard Terres                   None
Vice President

Andrew S. Wasser                 Mellon Bank Corporation+                       Vice President                   1/95 - Present
Vice-President -
Information Systems

James Bitetto                    The TruePenny Corporation++                    Secretary                        9/98 - Present
Assistant Secretary
                                 Dreyfus Service Corporation++                  Assistant Secretary              8/98 - Present

                                 Dreyfus Investment                             Assistant Secretary              7/98 - Present
                                 Advisors, Inc.++

                                 Dreyfus Service                                Assistant Secretary              7/98 - Present
                                 Organization, Inc.++

Steven F. Newman                 Dreyfus Transfer, Inc.                         Vice President                   2/97 - Present
Assistant Secretary              One American Express Plaza                     Director                         2/97 - Present
                                 Providence, RI 02903                           Secretary                        2/97 - Present

                                 Dreyfus Service                                Secretary                        7/98 - Present
                                 Organization, Inc.++                           Assistant Secretary              5/98 - 7/98



_______________________________
*    The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**   The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***  The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
+    The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++   The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.

Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.
     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     56)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     57)    Dreyfus New York Tax Exempt Money Market Fund
     58)    Dreyfus U.S. Treasury Intermediate Term Fund
     59)    Dreyfus U.S. Treasury Long Term Fund
     60)    Dreyfus 100% U.S. Treasury Money Market Fund
     61)    Dreyfus U.S. Treasury Short Term Fund
     62)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     63)    Dreyfus Pennsylvania Municipal Money Market Fund
     64)    Dreyfus Premier California Municipal Bond Fund
     65)    Dreyfus Premier Equity Funds, Inc.
     66)    Dreyfus Premier International Funds, Inc.
     67)    Dreyfus Premier GNMA Fund
     68)    Dreyfus Premier Worldwide Growth Fund, Inc.
     69)    Dreyfus Premier Municipal Bond Fund
     70)    Dreyfus Premier New York Municipal Bond Fund
     71)    Dreyfus Premier State Municipal Bond Fund
     72)    Dreyfus Premier Value Fund
     73)    Dreyfus Short-Intermediate Government Fund
     74)    Dreyfus Short-Intermediate Municipal Bond Fund
     75)    The Dreyfus Socially Responsible Growth Fund, Inc.
     76)    Dreyfus Stock Index Fund, Inc.
     77)    Dreyfus Tax Exempt Cash Management
     78)    The Dreyfus Third Century Fund, Inc.
     79)    Dreyfus Treasury Cash Management
     80)    Dreyfus Treasury Prime Cash Management
     81)    Dreyfus Variable Investment Fund
     82)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     83)    Founders Funds, Inc.
     84)    General California Municipal Bond Fund, Inc.
     85)    General California Municipal Money Market Fund
     86)    General Government Securities Money Market Fund, Inc.
     87)    General Money Market Fund, Inc.
     88)    General Municipal Bond Fund, Inc.
     89)    General Municipal Money Market Funds, Inc.
     90)    General New York Municipal Bond Fund, Inc.
     91)    General New York Municipal Money Market Fund


(b)
                                                          Positions and
Name and principal      Positions and offices with        offices with
business address        the Distributor                   Registrant
__________________   ___________________________          _____________

Marie E. Connolly+      Director, President, Chief        President and
                        Executive Officer and Chief       Treasurer Compliance
                        Officer

Joseph F. Tower, III+   Director, Senior Vice President,  Vice President
                        Treasurer and Chief Financial     and Assistant
                        Officer                           Treasurer

Mary A. Nelson+         Vice President                    Vice President and
                                                          Assistant Treasurer

Jean M. O'Leary+        Assistant Vice President,         None
                        Assistant Secretary and
                        Assistant Clerk

William J. Nutt+        Chairman of the Board             None

Stephanie D. Pierce++   Vice President                    Vice President,
                                                          Assistant Treasurer
                                                          and Assistant
                                                          Secretary

Patrick W. McKeon+      Vice President                    None

Joseph A. Vignone+      Vice President                    None


________________________________
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.   Location of Accounts and Records
_______        ________________________________

                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                2.   The Bank of New York
                     90 Washington Street
                     New York, New York 10286

                3.   Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

           None

                                 SIGNATURES
                                ---------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of May, 1999.

                    DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

              BY:  /s/Marie E. Connolly*
                   ___________________________________________
                   MARIE E. CONNOLLY, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title                           Date
__________________________      _________________________________    ________

/s/Marie E. Connolly*           President and Treasurer               05/25/99
______________________________  (Principal Executive, Financial
Marie E. Connolly               and Accounting Officer)


/s/Joseph S. DiMartino*         Trustee                               05/25/99
______________________________
Joseph S. DiMartino


/s/David W. Burke*              Trustee                               05/25/99
______________________________
David W. Burke


/s/Isabel P. Dunst*              Trustee                              05/25/99
______________________________
Isabel P. Dunst


/s/Lyle E. Gramley*              Trustee                              05/25/99
______________________________
Lyle E. Gramley


/s/Warren B. Rudman*             Trustee                              05/25/99
______________________________
Warren B. Rudman


         Stephanie D. Pierce
*BY:     _________________________
         Stephanie D. Pierce,
         Attorney-in-Fact


**INSERT INDEX OF EXHIBITS**